UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund

Master Institutional Money Market LLC
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2009 (Unaudited)	FFI Government Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Fannie Mae Discount Notes (a):
0.58%, 8/05/09	$45,000	$44,998,550
0.21%, 10/01/09	100,000	99,965,583
0.22%, 10/01/09	166,892	166,831,826
0.25%, 10/26/09	113,000	112,934,083
0.30%, 1/08/10	88,000	87,884,133
0.32%, 1/14/10	78,000	77,886,294
0.31%, 1/15/10	50,000	49,928,958
Federal Farm Credit Bank Variable Rate Notes (b):
0.30%, 9/15/09	175,000	174,999,009
0.31%, 11/16/09	150,000	150,000,000
0.30%, 7/06/10	60,000	60,000,000
0.63%, 4/27/11	40,000	40,000,000
0.44%, 5/05/11	78,500	78,486,699
Federal Home Loan Bank Bonds (a):
1.10%, 3/16/10	71,250	71,200,808
0.90%, 4/07/10	140,000	139,942,682
0.82%, 4/28/10	84,000	83,987,665
Federal Home Loan Bank Discount Notes (a):
0.34%, 8/03/09	100,000	100,000,000
0.59%, 8/03/09	50,000	50,000,000
0.22%, 8/21/09	80,000	79,991,200
0.59%, 9/04/09	5,000	4,997,378
0.58%, 9/08/09	192,000	191,888,640
0.59%, 9/09/09	58,000	57,964,829
0.58%, 9/11/09	73,000	72,954,132
0.80%, 11/18/09	28,000	27,933,422
Federal Home Loan Bank Variable Rate Notes (b):
0.68%, 2/05/10	300,000	300,000,000
0.73%, 2/05/10	250,000	250,000,000
0.82%, 2/26/10	272,500	272,500,000
0.39%, 7/09/10	350,000	349,934,550
0.50%, 10/08/10	200,000	199,928,901
0.67%, 11/08/10	70,000	69,991,076
Freddie Mac Discount Notes (a):
0.58%, 9/08/09	47,500	47,472,450
0.59%, 9/08/09	23,000	22,986,430
0.70%, 9/21/09	80,000	79,923,778
0.21%, 10/05/09	36,942	36,928,424
0.34%, 2/02/10	75,000	74,870,375
Freddie Mac Variable Rate Notes (b):
0.41%, 7/14/10	260,000	259,914,201
0.64%, 8/24/10	67,555	67,558,073
0.63%, 9/03/10	50,570	50,559,006
0.58%, 9/24/10	90,000	90,002,844
0.58%, 12/30/10	165,000	165,137,233
0.36%, 2/14/11	190,000	189,968,744
0.66%, 4/01/11	50,000	50,079,648

Total U.S. Government Sponsored Agency Obligations — 50.7%		4,602,531,624

U.S. Treasury Obligations

U.S. Treasury Bills (a):
0.42%, 10/01/09	100,000	99,931,167
0.71%, 12/17/09	152,000	151,595,173
0.29%, 1/07/10	135,000	134,832,206
0.50%, 4/01/10	180,000	179,397,500
0.54%, 6/10/10	177,485	176,657,032
0.47%, 7/29/10	38,500	38,319,050

Total U.S. Treasury Obligations — 8.6%		780,732,128

Repurchase Agreements

Bank of America Securities LLC, 0.20%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $150,002,500, collateralized by US Treasury Notes, 5.00% due 7/01/35)	150,000	150,000,000

Repurchase Agreements (continued)	Par (000)	Value

Barclays Capital, Inc., 0.20%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $12,592,210, collateralized by US Treasury Notes, 4.25% due 8/15/15)	$12,592	$12,592,000
Barclays Capital, Inc., 0.19%, 8/20/09 (Purchased on 7/29/09 to be repurchased at $200,023,222, collateralized by Fannie Mae, 0.00% - 8.50% due 7/25/18 – 4/25/44 and Freddie Mac, 0.00% - 8.50% due 7/15/12 – 1/15/49)	200,000	200,000,000
Citigroup Global Markets, Inc., 0.19%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $100,001,583, collateralized by Fannie Mae, 2.00% - 3.25% due 1/01/36)	100,000	100,000,000
Credit Suisse Securities (USA) LLC, 0.20%, 8/06/09 (Purchased on 7/30/09 to be repurchased at $600,023,333, collateralized by Fannie Mae, 3.50% - 11.00% due 4/01/11 – 9/01/48)	600,000	600,000,000
Deutsche Bank Securities, Inc., 0.20%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $389,818,497, collateralized by Fannie Mae, 4.82% - 6.18% due 11/01/35 – 9/01/47, Freddie Mac, 4.47% - 7.00% due 2/01/23 – 5/01/39 and GNMA, 5.50% - 7.00% due 4/20/34 – 12/15/38)	389,812	389,812,000
Deutsche Bank Securities, Inc., 0.21%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $50,000,875, collateralized by Fannie Mae, 4.82% - 6.18% due 11/01/35 – 9/01/47, Freddie Mac, 4.47% - 7.00% due 2/01/23 – 5/01/39 and GNMA, 5.50% - 7.00% due 4/20/34 – 12/15/38)	50,000	50,000,000
Goldman Sachs & Co., 0.21%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $80,001,400, collateralized by Fannie Mae, 5.50% due 1/01/36)	80,000	80,000,000
HSBC Securities (USA) Inc., 0.18%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $75,001,125, collateralized by US Treasury Bonds, 7.25% due 5/15/16)	75,000	75,000,000
JPMorgan Securities, Inc., 0.18%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $100,001,500, collateralized by US Treasury Bills, 0.00% due 12/17/09)	100,000	100,000,000
Morgan Stanley & Co., Inc., 0.20%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $77,501,292, collateralized by Fannie Mae, 3.13% - 8.00% due 9/01/21 – 3/01/39 and Freddie Mac, 4.50% – 5.50% due 8/01/18 – 4/01/39)	77,500	77,500,000
RBS Securities, Inc., 0.22%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $300,005,500, collateralized by Fannie Mae, 2.50% - 6.63% due 4/11/11 – 7/15/37, Federal Home Loan Bank, 1.05% - 5.00% due 2/23/10 – 11/17/17 and Freddie Mac, 1.50% - 8.25% due 1/07/11 – 6/13/18)	300,000	300,000,000

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments (continued)	FFI Government Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

RBS Securities, Inc., 0.25%, 10/08/09 (Purchased on 7/07/09 to be repurchased at $600,387,500, collateralized by Fannie Mae, 5.00% - 5.50% due 8/01/23 – 11/01/38)	$600,000	$600,000,000
RBS Securities, Inc., 0.25%, 10/15/09 (Purchased on 7/07/09 to be repurchased at $400,277,778, collateralized by Fannie Mae, 5.50% due 11/01/37 – 11/01/38)	400,000	400,000,000
UBS Securities LLC, 0.20%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $200,003,333, collateralized by Freddie Mac, 4.00% - 6.00% due 6/01/21 – 6/01/39)	200,000	200,000,000
UBS Securities LLC, 0.18%, 8/17/09 (Purchased on 7/21/09 to be repurchased at $90,012,150, collateralized by Freddie Mac, 4.50% - 6.00% due 10/01/22 – 11/01/34)	90,000	90,000,000
UBS Securities LLC, 0.18%, 8/20/09 (Purchased on 7/21/09 to be repurchased at $275,041,250, collateralized by Freddie Mac, 4.50% - 7.00% due 7/01/18 – 8/01/39)	275,000	275,000,000

Total Repurchase Agreements — 40.7%		3,699,904,000

Total Investments (Cost — $9,083,167,752*) — 100.0%		9,083,167,752
Other Assets Less Liabilities — 0.0%		360,983

Net Assets — 100.0%		$9,083,528,735

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$9,083,167,752
Level 3	—

Total	$9,083,167,752

1See above Schedule of Investments for values in each security type.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009	2

Schedule of Investments July 31, 2009 (Unaudited)	FFI Institutional Fund
(Percentages shown are based on Net Assets)

Money Market Funds	Beneficial Interest (000)	Value

Master Institutional Portfolio	$20,133,908	$20,133,907,691

Total Investments (Cost — $20,133,907,691*) — 100.0%		20,133,907,691
Liabilities in Excess of Other Assets — (0.0)%		(9,074,047)

Net Assets — 100.0%		$20,124,833,644

*	Cost for federal income tax purposes.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$20,133,907,691
Level 3	—

Total	$20,133,907,691

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments July 31, 2009 (Unaudited)	FFI Institutional Tax-Exempt Fund
(Percentages shown are based on Net Assets)

Money Market Funds	Beneficial Interest (000)	Value

Master Institutional Tax-Exempt Portfolio	$14,958,921	$14,958,920,899

Total Investments (Cost — $14,958,920,899*) — 100.1%		14,958,920,899
Liabilities in Excess of Other Assets — (0.1)%		(13,216,793)

Net Assets — 100.0%		$14,945,704,106

*	Cost for federal income tax purposes.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$14,958,920,899
Level 3	—

Total	$14,958,920,899

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments July 31, 2009 (Unaudited)	FFI Premier Institutional Fund
(Percentages shown are based on Net Assets)

Money Market Funds	Beneficial Interest (000)	Value

Master Premier Institutional Portfolio	$17,889,243	$17,889,242,887

Total Investments (Cost — $17,889,242,887*) — 100.0%		17,889,242,887
Liabilities in Excess of Other Assets — (0.0)%		(6,360,760)

Net Assets — 100.0%		$17,882,882,127

*	Cost for federal income tax purposes.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$17,889,242,887
Level 3	—

Total	$17,889,242,887

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments July 31, 2009 (Unaudited)	FFI Select Institutional Fund
(Percentages shown are based on Net Assets)

Money Market Funds	Beneficial Interest (000)	Value

Master Institutional Portfolio	$3,763,712	$3,763,712,301

Total Investments (Cost — $3,763,712,301*) — 100.0%		3,763,712,301
Liabilities in Excess of Other Assets — (0.0)%		(2,613,981)

Net Assets — 100.0%		$3,761,098,320

*	Cost for federal income tax purposes.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$3,763,712,301
Level 3	—

Total	$3,763,712,301

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments July 31, 2009 (Unaudited)	FFI Treasury Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills (a):
0.16%, 8/06/09	$27,410	$27,409,634
0.17%, 8/06/09	250,911	250,907,445
0.20%, 8/06/09	500,000	499,991,875
0.46%, 8/06/09	290	289,989
0.10%, 8/13/09	26,630	26,629,245
0.11%, 8/13/09	192,000	191,994,097
0.15%, 8/13/09	115,000	114,995,065
0.16%, 8/13/09	115,000	114,995,049
0.17%, 8/13/09	126,420	126,414,048
0.44%, 8/13/09	100,000	99,987,653
0.18%, 8/20/09	400,000	399,966,000
0.19%, 8/20/09	499,057	499,013,402
0.14%, 8/27/09	515,072	515,025,465
0.18%, 8/27/09	150,000	149,982,500
0.15%, 9/03/09	167,328	167,306,387
0.16%, 9/17/09	453,296	453,205,341
0.18%, 9/24/09	51,064	51,050,723
0.20%, 9/24/09	450,000	449,873,250
0.18%, 10/01/09	70,000	69,979,350
0.20%, 10/01/09	500,000	499,840,208
0.18%, 10/08/09	100,000	99,966,450
0.19%, 10/08/09	249,912	249,824,947
0.40%, 10/08/09	50,000	49,962,921
0.41%, 10/08/09	50,000	49,962,875
0.18%, 10/15/09	104,000	103,962,040
0.19%, 10/22/09	200,000	199,915,555
0.33%, 10/22/09	100,000	99,926,667
0.35%, 10/22/09	73,000	72,943,222
0.18%, 10/29/09	165,000	164,929,421
0.18%, 10/29/09	81,000	80,964,765
0.19%, 10/29/09	250,000	249,885,208
0.31%, 11/12/09	150,000	149,871,646
0.30%, 11/27/09	99,332	99,236,179
0.50%, 4/01/10	100,000	99,665,278
0.54%, 6/10/10	41,875	41,679,653
0.53%, 7/01/10	47,191	46,962,517
0.47%, 7/29/10	19,300	19,209,290

Total Investments (Cost — $6,587,725,360*) — 100.0%		6,587,725,360
Liabilities in Excess of Other Assets — (0.0)%		(609,838)

Net Assets — 100.0%		$6,587,115,522

* Cost for federal income tax purposes.

(a) Rate shown reflects the discount rate at the time of purchase.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$6,587,725,360
Level 3	—

Total	$6,587,725,360

[1] See above Schedule of Investments for values in each security type.

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments July 31, 2009 (Unaudited)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic—2.2%
Bank of America NA, 0.40%, 8/21/09	$377,000	$377,000,000
Wachovia Bank NA, 1.00%, 8/04/09	157,200	157,200,000

Yankee—36.2% (a)
Abbey National Treasury Services Plc, Connecticut, 0.76%, 7/20/10	181,795	181,795,000
Banco Bilbao Vizcaya Argentaria SA, NY:
1.16%, 8/03/09	90,000	90,000,000
1.01%, 8/17/09	40,000	40,000,078
0.31%, 10/23/09	200,000	200,002,249
1.07%, 10/29/09	300,000	300,007,212
0.91%, 11/16/09	135,000	135,003,919
0.66%, 12/04/09	90,000	90,001,532
0.53%, 12/30/09	210,000	210,004,335
0.56%, 12/30/09	60,000	60,001,238
Bank of Montreal, Chicago, 0.28%, 10/15/09	175,000	175,000,000
Bank of Tokyo - Mitsubishi Ltd., NY, 0.75%, 8/07/09	155,000	155,000,000
Barclays Bank Plc, NY, 0.73%, 8/07/09	150,000	150,000,000
BNP Paribas, NY:
0.65%, 11/20/09	125,000	125,000,000
0.56%, 11/30/09	300,000	300,000,000
0.55%, 12/04/09	135,000	135,000,000
0.50%, 12/18/09	150,000	150,000,000
0.47%, 1/08/10	259,500	259,500,000
Canadian Imperial Bank of Commerce, NY, 0.45%, 8/10/09	175,000	175,000,000
Deutsche Bank AG, NY, 0.50%, 8/11/09	300,000	300,000,000
Dexia Credit Local SA, NY - GTD, 0.51%, 8/17/09 (b)	305,500	305,500,000
DnB NOR Bank ASA, NY, 0.51%, 12/28/09	100,000	100,000,000
Intesa SanPaolo SpA, NY:
0.61%, 11/23/09	100,000	100,000,000
0.60%, 12/11/09	115,000	115,000,000
0.56%, 12/16/09	100,000	100,000,000
0.50%, 12/29/09	50,000	50,000,000
Lloyds TSB Bank Plc, NY:
0.97%, 8/03/09	150,000	150,000,000
0.57%, 9/08/09	125,000	125,000,000
0.29%, 9/21/09	300,000	300,000,000
0.49%, 10/07/09	272,000	272,000,000
Mizuho Corporate Bank Ltd., NY, 0.65%, 8/06/09	159,250	159,250,000
National Australia Bank Ltd., NY, 0.32%, 8/20/09	150,000	150,000,708
Nordea Bank Finland Plc, NY, 0.25%, 9/22/09	300,000	300,000,000
Rabobank Nederland NV, NY:
0.85%, 8/03/09	220,000	220,000,000
0.32%, 11/16/09	150,000	150,000,000
0.50%, 11/30/09	114,000	114,000,000
Royal Bank of Scotland, CT:
0.66%, 9/01/09	75,000	75,000,000
0.63%, 9/18/09	175,000	175,002,233
0.63%, 9/30/09	275,000	275,000,000
0.48%, 11/03/09	125,000	125,000,000
Royal Bank of Scotland, NY, 0.50%, 10/13/09	200,000	200,000,000
San Paolo IMI SpA, NY:
0.75%, 11/13/09	60,000	60,000,000
0.55%, 12/17/09	55,000	55,000,000
Societe Generale, NY:
0.80%, 11/06/09	225,000	225,000,000
0.50%, 12/30/09	100,000	100,000,000
0.52%, 1/08/10	255,000	255,000,000
0.44%, 1/11/10	130,000	130,000,000
Svenska Handelsbanken, NY, 0.50%, 8/07/09	200,000	200,000,222

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (concluded)
Toronto Dominion Bank, NY, 0.44%, 9/15/09	$180,000	$180,001,070
UBS AG, Stamford:
0.74%, 9/02/09	250,000	250,000,000
0.70%, 9/04/09	95,000	95,000,000
0.60%, 10/08/09	65,000	65,000,000
0.58%, 11/02/09	205,000	205,000,000
0.57%, 11/03/09	50,000	50,000,000

Total Certificates of Deposit — 38.4%		9,196,269,796

Commercial Paper (c)

Barton Capital Corp.:
0.28%, 9/03/09	53,025	53,012,215
0.28%, 9/08/09	57,030	57,014,032
0.34%, 10/02/09	98,091	98,035,415
0.34%, 10/05/09	79,215	79,167,867
Cancara Asset Securitisation LLC:
0.33%, 8/06/09	60,000	59,998,350
0.35%, 8/06/09	175,000	174,994,896
0.33%, 8/10/09	109,250	109,242,990
0.33%, 8/19/09	100,000	99,985,333
0.40%, 9/14/09	125,000	124,941,667
CBA (Delaware) Finance, Inc.:
0.33%, 8/21/09	235,000	234,961,225
0.34%, 10/01/09	145,000	144,919,203
0.33%, 10/06/09	75,000	74,956,000
0.33%, 10/08/09	80,000	79,951,600
0.33%, 10/13/09	100,000	99,935,903
Chariot Funding LLC:
0.28%, 9/08/09	62,500	62,482,500
0.30%, 10/07/09	125,000	124,932,292
0.30%, 10/08/09	150,000	149,917,500
Charta LLC, 0.30%, 9/18/09	250,000	249,905,764
Ciesco LLC, 0.36%, 8/26/09	100,000	99,977,000
Citigroup Funding, Inc., 0.42%, 8/07/09	300,000	299,986,167
CRC Funding LLC:
0.30%, 9/15/09	100,000	99,964,167
0.30%, 9/18/09	125,000	124,952,882
Danske Corp. - GTD:
0.45%, 8/07/09	290,000	289,985,500
0.47%, 8/10/09	500,000	499,954,306
0.37%, 8/17/09	60,000	59,991,367
0.42%, 1/25/10	100,000	99,795,833
DnB NOR Bank ASA, 0.58%, 12/16/09	134,000	133,708,550
Enterprise Funding LLC, 0.43%, 8/18/09	250,000	249,955,208
Erasmus Capital Corp., 0.35%, 8/20/09	149,000	148,975,374
Fortis Funding LLC, 0.58%, 10/06/09	250,000	249,742,222
JPMorgan Chase Funding, Inc.:
0.37%, 8/06/09	188,000	187,994,203
0.22%, 8/20/09	100,000	99,989,611
National Australia Funding (Delaware), Inc., 0.33%, 9/14/09	225,000	224,913,375
Nordea NA, 0.24%, 8/19/09	100,000	99,989,333
Old Line Funding LLC, 0.26%, 8/17/09	100,407	100,396,848
Ranger Funding Co. LLC, 0.43%, 8/18/09	85,000	84,984,771
Royal Bank of Scotland Group Plc, 0.75%, 9/04/09	125,000	124,916,667
Santander Central Hispano Finance (Delaware), Inc.:
1.65%, 8/03/09	178,000	178,000,000
0.75%, 12/09/09	150,000	149,600,000
Scaldis Capital LLC, 0.62%, 8/26/09	75,000	74,970,292
Societe Generale NA, Inc.:
0.37%, 8/18/09	50,000	49,992,292
0.40%, 10/15/09	200,000	199,839,806
0.51%, 12/14/09	160,000	159,701,489
Solitaire Funding LLC:
0.47%, 8/21/09	100,000	99,976,500

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments (continued)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value

0.37%, 9/15/09	$100,000	$99,955,806
0.35%, 9/21/09	133,400	133,337,358
Thames Asset Global Securitization No. 1, Inc.:
0.28%, 8/17/09	100,000	99,989,111
0.27%, 8/20/09	100,000	99,987,250
0.32%, 9/15/09	100,011	99,972,774
Tulip Funding Corp.:
0.30%, 8/06/09	261,898	261,891,453
0.45%, 8/20/09	41,072	41,063,272
UBS Finance (Delaware) LLC:
1.09%, 8/07/09	125,000	124,984,861
0.57%, 10/20/09	400,000	399,506,000

Total Commercial Paper — 31.9%		7,631,296,400

Corporate Notes

Bank of Montreal, Chicago, 0.80%, 10/05/09 (d)(e)	248,700	248,700,000
Citibank NA - FDIC GTD, 0.65%, 9/30/10 (d)	72,000	72,000,000
HSBC USA, Inc., 0.93%, 10/15/09 (d)	46,470	46,470,000
ING Bank NV, 0.98%, 8/24/09 (d)(e)	141,000	141,000,000
ING USA Global Funding Trust, 1.08%, 9/18/09 (d)	73,970	73,970,000
KBC Bank NV, 0.49%, 9/01/09 (b)	147,985	147,985,000
Lloyds TSB Group Plc, 1.29%, 8/07/09 (d)(e)	190,000	190,000,000
Nordea Bank AB, 0.87%, 10/23/09 (d)(e)	176,000	176,000,000
Rabobank Nederland NV, 0.26%, 10/07/09 (b)(e)	280,400	280,400,000

Total Corporate Notes — 5.8%		1,376,525,000

Funding Agreements (d)(f)

Hartford Life Insurance Co., 0.61%, 10/01/09	80,000	80,000,000
ING USA Annuity & Life Insurance Co., 1.10%, 9/23/09	100,000	100,000,000
MetLife Insurance Co. of Connecticut, 0.60%, 9/01/09	50,000	50,000,000
Transamerica Life Insurance Co., 0.70%, 10/02/09	125,000	125,000,000

Total Funding Agreements — 1.5%		355,000,000

Time Deposits

Citibank Nassau, 0.20%, 8/03/09	127,755	127,755,000

Total Time Deposits — 0.5%		127,755,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (c):
0.55%, 8/05/09	150,000	149,995,417
0.56%, 8/05/09	51,666	51,664,393
0.58%, 8/19/09	100,000	99,974,222
Fannie Mae Variable Rate Notes (d):
1.00%, 8/05/10	142,190	142,137,915
0.80%, 5/13/11	113,000	113,038,129
Federal Home Loan Bank Variable Rate Notes (d):
0.01%, 8/13/09	168,950	168,950,000
1.00%, 8/14/09	245,485	245,484,260
0.80%, 2/05/10	147,815	147,815,000
0.84%, 2/26/10	151,935	151,935,000
1.25%, 7/09/10	256,120	256,072,106
1.11%, 10/08/10	176,000	175,937,433
Freddie Mac Discount Notes (c):
0.56%, 8/03/09	75,000	75,000,000
0.57%, 8/03/09	67,540	67,540,000
0.58%, 8/03/09	83,690	83,690,000
0.57%, 8/10/09	46,000	45,994,902

U.S. Government Sponsored Agency Obligations (concluded)	Par (000)	Value

0.55%, 8/17/09	$260,000	$259,944,389
0.59%, 8/24/09	83,000	82,971,434
0.66%, 9/22/09	50,075	50,029,098
0.60%, 9/30/09	318,000	317,692,600
0.47%, 10/13/09	175,000	174,837,785
0.72%, 11/05/09	105,000	104,802,600
Freddie Mac Variable Rate Notes (d):
1.06%, 7/14/10	156,000	155,948,520
1.23%, 8/24/10	123,925	123,930,638
0.10%, 9/03/10	303,880	303,813,935
0.42%, 2/14/11	623,475	623,323,779
0.85%, 5/05/11	360,000	359,809,477

Total U.S. Government Sponsored Agency Obligations — 19.0%		4,532,333,032

U.S. Treasury Obligations

U.S. Treasury Bills (c):
0.39%, 8/06/09	77,300	77,297,488
0.55%, 7/01/10	250,000	248,743,472
0.47%, 7/29/10	55,000	54,741,500

Total U.S. Treasury Obligations — 1.6%		380,782,460

Repurchase Agreements

Deutsche Bank Securities, Inc., 0.19%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $355,005,621, collateralized by Fannie Mae, 3.88% due 2/15/10, Freddie Mac, 3.25% due 2/25/11, Federal Home Loan Bank, 4.38% - 4.88% due 5/14/10 – 10/22/10 and Resolution Funding Corp. Strip, 0.00% due 1/15/30)	355,000	355,000,000
Deutsche Bank Securities, Inc., 0.20%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $310,005,167, collateralized by Fannie Mae, 3.82% - 6.68% due 5/01/28 – 7/01/38, Freddie Mac, 4.75% - 7.00% due 3/01/32 – 6/01/39 and GNMA, 6.25% - 7.00% due 7/15/36 – 1/15/44)	310,000	310,000,000

Total Repurchase Agreements — 2.8%		665,000,000

Total Investments (Cost — $24,264,961,688*) — 101.5%		24,264,961,688
Liabilities in Excess of Other Assets — (1.5)%		(367,341,697)

Net Assets — 100.0%		$23,897,619,991

*Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Variable rate security. Rate shown is interest rate as of report date.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Restricted securities as to resale, representing 1.5% of net assets, were as follows.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009	2

Schedule of Investments (continued)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Issue	Acquisition Date	Cost	Value

Hartford Life Insurance Co., 0.61%, 10/01/09	7/28/06	$80,000,000	$80,000,000
ING USA Annuity & Life Insurance Co., 1.10%, 9/23/09	1/23/07	100,000,000	100,000,000
MetLife Insurance Co. of Connecticut, 0.60%, 9/01/09	8/31/07	50,000,000	50,000,000
Transamerica Life Insurance, Co., 0.70%, 10/02/09	3/22/07	125,000,000	125,000,000

Total		$355,000,000	$355,000,000

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$24,264,961,688
Level 3	—

Total	$24,264,961,688

[1] See above Schedule of Investments for values in each security type.

3	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments July 31, 2009 (Unaudited)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama—3.6%
Alabama HFA, RB, Hunter Ridge Apartments, Series F, AMT, VRDN, 0.50%, 8/07/09 (a)	$10,550	$10,550,000
Alabama HFA, RB, PUTTERS Series 1954, AMT, VRDN, 0.66%, 8/07/09 (a)(b)(c)	6,045	6,045,000
Birmingham Waterworks & Sewer Board, RB, Eagle Trust Receipts, Series 2006- 0132A, VRDN, 0.51%, 8/07/09 (a)(b)(c)	28,290	28,290,000
Columbia IDB, RB, Alabama Power Co. Project, Series A, VRDN (a):
0.35%, 8/03/09	15,000	15,000,000
0.38%, 8/03/09	21,540	21,540,000
Decatur IDB, RB, Nucor Steel Decatur LLC, Series A, AMT, VRDN, 0.60%, 8/07/09 (a)	35,000	35,000,000
Lower Alabama Gas District, RB, Series A, VRDN, 0.40%, 8/07/09 (a)	113,154	113,154,000
Mobile IDB, RB, Alabama Power Co. - Barry Plant, 1st Series, 1.40%, 7/16/10	8,300	8,300,000
Mobile IDB, RB, Alabama Power Co. - Barry Plant, 1.40%, 7/15/10	26,000	26,000,000
Mobile IDB, RB, Alabama Power Co. Project, VRDN, 0.38%, 8/03/09 (a)	10,300	10,300,000
Pell City Special Care Facilities, RB, Noland Health Services, Series A, VRDN, 0.33%, 8/07/09 (a)	5,000	5,000,000
Southeast Alabama Gas District, RB, Supply Project, Series A, VRDN, 0.35%, 8/03/09 (a)	218,252	218,252,000
Spanish Ft. Alabama Redevelopment Authority, RB, Various Certificates, Series 2007-306, VRDN, 0.91%, 8/07/09 (a)(c)	22,800	22,800,000
Tuscaloosa County IDA, RB, Nucor Corp., Series A, Remarketed, AMT, VRDN, 0.60%, 8/07/09 (a)	6,700	6,700,000
West Jefferson IDB, RB, Alabama Power Co. - Miller Plant, AMT, 2.00%, 1/07/10	10,000	10,000,000

		536,931,000

Alaska—0.6%
Alaska Housing Finance Corp., RB, Municipal Trust Receipts Floaters Series 3001, VRDN, 0.36%, 8/07/09 (a)(b)(c)	5,365	5,365,000
Alaska International Airports System, RB, Series A, AMT, VRDN, 0.41%, 8/07/09 (a)	3,500	3,500,000
City of Valdez Alaska, Refunding RB, ConocoPhillips Co. Project, Series A, VRDN, 0.41%, 8/07/09 (a)	28,000	28,000,000
City of Valdez Alaska, Refunding RB, ConocoPhillips Co. Project, Series B, VRDN, 0.46%, 8/07/09 (a)	26,000	26,000,000
City of Valdez Alaska, Refunding RB, ConocoPhillips Co. Project, Series C, VRDN, 0.38%, 8/07/09 (a)	24,400	24,400,000

		87,265,000

Arizona—1.3%
Arizona Agriculture Improvement & Power District, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts, Series 2009- 0041A, VRDN, 0.39%, 8/07/09 (a)(b)(c)	24,790	24,790,000
Arizona Health Facilities Authority, RB, Municipal Trust Receipts Floaters Series 1782, VRDN, 0.36%, 8/07/09 (a)(b)(c)	32,200	32,200,000
Chandler Arizona IDA, RB, SPEARS Series 150, AMT, VRDN, 0.39%, 8/07/09 (a)(b)(c)	57,995	57,995,000
Pima County IDA, RB, Industrial Development Tucson Electric Power Co., VRDN, 0.36%, 8/07/09 (a)	19,650	19,650,000

Municipal Bonds	Par (000)	Value

Arizona (concluded)
Pinal County Electric District No. 3, RB, Series U-1, VRDN, 0.91%, 8/07/09 (a)(c)	$18,300	$18,300,000
Salt River Pima-Maricopa Indian Community, RB, VRDN, 0.40%, 8/07/09 (a)	25,000	25,000,000
Salt River Project Agricultural Improvement & Power District, RB, Eagle Trust Receipts, Series 2006-0141A, VRDN, 0.39%, 8/07/09 (a)(b)(c)	14,000	14,000,000

		191,935,000

Arkansas—0.2%
Arkansas Development Finance Authority Mortgage Loans, RB, Mortgage Backed Securities Program, Series C, AMT, VRDN, 1.00%, 8/07/09 (a)	14,285	14,285,000
Arkansas Development Finance Authority S/F Mortgage, RB, Mortgage Backed Securities Program, Series E, AMT, VRDN, 1.00%, 8/07/09 (a)	4,865	4,865,000
City of Blytheville Arkansas, RB, Nucor Corp. Project, AMT, VRDN, 0.60%, 8/07/09 (a)	16,800	16,800,000

		35,950,000

California—6.2%
California Communities Note Program, RB, Series 2009, TRAN, 2.00%, 6/30/10	69,000	69,712,956
California Communities Note Program, RB, Tulane County Project, Series 2009A5, TRAN, 2.00%, 6/30/10	17,100	17,326,715
California Home Mortgage Finance Authority, RB, Draw Down, AMT, VRDN, 0.31%, 8/03/09 (a)	40,000	40,000,000
California HFA Home Mortgage, RB, AMT, VRDN (a):
Series D, 2.25%, 8/07/09	52,575	52,575,000
Series E-1, 0.45%, 8/07/09	33,115	33,115,000
Series E-2, 0.45%, 8/07/09	68,520	68,520,000
Series M, 2.00%, 8/03/09	20,000	20,000,000
California School Cash Reserve Program Authority, RB, Series 2009-10-A, TRAN, 2.50%, 7/01/10	94,600	96,224,450
City of Los Angeles California, GO, TRAN:
2.50%, 4/28/10	64,500	65,467,049
2.50%, 5/28/10	135,800	138,053,937
County of Los Angeles California, GO, Series 2009 TRAN, 2.50%, 6/30/10	82,215	83,471,740
County of Sacramento California, GO, TRAN, 2.50%, 8/07/09	163,300	163,316,043
County of Santa Clara California, GO, TRAN, 2.00%, 6/30/10	50,000	50,676,229
Golden State Tobacco Securitization Corp., RB, Municipal Trust Receipts Floaters Series 2954, VRDN, 0.51%, 8/07/09 (a)(b)(c)	24,395	24,395,000
Los Angeles Community Redevelopment Agency, RB, Hollywood & Vine Apartments, Series A, VRDN, 0.35%, 8/07/09 (a)	4,000	4,000,000

		926,854,119

Colorado—2.0%
City of Aurora Colorado, COP, Series A, VRDN, 0.37%, 8/07/09 (a)	8,770	8,770,000
Colorado Educational & Cultural Facilities Authority, RB, Nature Conservancy, Series A-TE, VRDN, 0.40%, 8/07/09 (a)	12,700	12,700,000

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Colorado Educational & Cultural Facilities Authority, RB, Southeastern California Projects, VRDN, 0.35%, 8/07/09 (a)	$21,330	$21,330,000
Colorado Health Facilities Authority, RB, PUTTERS Series 1390, VRDN, 0.34%, 8/07/09 (a)(b)(c)	32,940	32,940,000
Colorado Health Facilities Authority, RB, PUTTERS Series 1739, VRDN, 0.41%, 8/07/09 (a)(b)(c)	22,990	22,990,000
Colorado Housing & Finance Authority, RB, Ready Foods, Inc. Project, Series A, AMT, VRDN, 0.56%, 8/07/09 (a)	2,000	2,000,000
Colorado Housing & Finance Authority, RB, Series A-3, Remarketed, AMT, VRDN, 0.45%, 8/07/09 (a)	10,000	10,000,000
Colorado Housing & Finance Authority, RB, Series B3, AMT, VRDN, 0.45%, 8/07/09 (a)	10,000	10,000,000
Colorado Housing & Finance Authority, RB, State M/F Housing, Series C-3, VRDN, 0.35%, 8/07/09 (a)	12,000	12,000,000
Colorado Housing & Finance Authority, RB, State S/F Housing, Series A-3, AMT, VRDN, 0.95%, 8/07/09 (a)	30,000	30,000,000
Colorado Housing & Finance Authority, RB, State S/F Housing, Series B-2, AMT, VRDN, 0.95%, 8/07/09 (a)	25,000	25,000,000
County of Moffat Colorado, RB, Tri-State Generation Association Project, VRDN, 0.35%, 8/07/09 (a)	11,250	11,250,000
Denver Colorado City & County School District, Clipper Tax-Exempt Certificate Trust, RB, Series 2009-57, AMT, VRDN, 0.46%, 8/07/09 (a)(c)	35,240	35,240,000
Fiddlers Business Improvement District, GO, VRDN, 2.50%, 8/07/09 (a)	6,350	6,350,000
Regional Transportation District, RB, Eagle Trust Receipts, Series 2006-0120A, VRDN, 0.46%, 8/07/09 (a)(b)(c)	10,000	10,000,000
Solaris Metropolitan District No. 1, RB, VRDN, 1.11%, 8/07/09 (a)	5,615	5,615,000
Southglenn Metropolitan District, RB, VRDN, 0.41%, 8/07/09 (a)	6,000	6,000,000
Town of Castle Rock Colorado, COP, VRDN, 0.40%, 8/07/09 (a)	11,000	11,000,000
Town of Telluride Colorado, RB, Valley Floor Open Space Project, VRDN, 3.65%, 8/07/09 (a)	5,315	5,315,000
Traer Creek Metropolitan District, RB, Avon, VRDN, 0.55%, 8/07/09 (a)	15,030	15,030,000
University of Colorado, RB, ROC-RR-II-R- 12144, VRDN, 0.56%, 8/07/09 (a)(b)(c)	4,620	4,620,000

		298,150,000

Connecticut—0.2%
Hartford County Metropolitan District, GO, BAN, 2.00%, 7/15/10	18,575	18,846,620
Town of New Milford Connecticut, GO, BAN, 1.25%, 7/27/10	8,015	8,077,590

		26,924,210

Delaware—0.1%
BB&T Municipal Trust, Municipal Trust Receipts Floaters Series 5000, VRDN, 0.50%, 8/07/09 (a)(b)(c)	13,148	13,147,882

District of Columbia—0.7%
District of Columbia HFA, RB, PUTTERS, Series 895, VRDN, 0.56%, 8/07/09 (a)(b)(c)	4,790	4,790,000

Municipal Bonds	Par (000)	Value

District of Columbia (concluded)
District of Columbia, GO, Series C, VRDN (a):
0.28%, 8/07/09	$9,570	$9,570,000
0.75%, 8/07/09	14,000	14,000,000
District of Columbia, RB, Consortium Issue, VRDN, 0.34%, 8/07/09 (a)	15,975	15,975,000
District of Columbia, RB, Eagle Trust Receipts, VRDN, Series 2007-0121A, 0.51%, 8/07/09 (a)(b)(c)	15,515	15,515,000
District of Columbia, RB, Series B, VRDN, 0.40%, 8/07/09 (a)	9,480	9,480,000
District of Columbia, Wells Fargo Stage Trust, RB, Municipal Trust Receipts Floaters Series 57C, VRDN, 0.33%, 8/07/09 (a)(b)(c)	24,995	24,995,000
Metropolitan Washington Airports Authority, RB, Subseries D-2, VRDN, 0.33%, 8/03/09 (a)	14,500	14,500,000

		108,825,000

Florida—6.1%
Brevard County HFA, RB, Local M/F Housing, Wickham Club Apartments, Series A, AMT, VRDN, 0.44%, 8/07/09 (a)	7,200	7,200,000
Broward County Florida, BB&T Municipal Trust, GO, Municipal Trust Receipts Floaters Series 2016, 0.27%, 7/01/16 (b)(c)	5,095	5,095,000
Broward County School Board, COP, Series D, VRDN, 0.70%, 8/07/09 (a)	5,000	5,000,000
Citizens Property Insurance Corp., RB, Municipal Trust Receipts Floaters Series 46-A, VRDN, 0.36%, 8/07/09 (a)(b)(c)	3,130	3,130,000
City of Jacksonville Florida, RB, Series A, VRDN, 0.28%, 8/07/09 (a)	68,600	68,600,000
City of Jacksonville Florida, RB, Series B, VRDN, 0.34%, 8/07/09 (a)	14,070	14,070,000
City of Tallahassee Florida, RB, ROC-RR-II-R- 12176, VRDN, 0.54%, 8/07/09 (a)(b)(c)	7,375	7,375,000
County of Miami-Dade Florida, RB, Eagle Trust Receipts Series 2007-0105A, AMT, VRDN, 0.51%, 8/07/09 (a)(b)(c)	44,140	44,140,000
County of Miami-Dade Florida, RB, Eagle Trust Receipts Series 2007-0108A, AMT, VRDN, 0.51%, 8/07/09 (a)(b)(c)	10,000	10,000,000
County of Saint Lucie Florida, RB, Florida Power & Light Co. Project, VRDN, 0.35%, 8/03/09 (a)	191,710	191,710,000
County of Saint Lucie Florida, Refunding RB, Florida Power & Light Co. Project, AMT, VRDN, 0.40%, 8/03/09 (a)	25,700	25,700,000
Florida Gulf Coast University Financing Corp., RB, Housing Project, Series A VRDN, 0.39%, 8/07/09 (a)	5,300	5,300,000
Florida Housing Finance Corp., RB, Boynton Bay Apartments, AMT, VRDN, 0.56%, 8/07/09 (a)	10,000	10,000,000
Florida Hurricane Catastrophe Fund Finance Corp., RB, ROC-RR-II-R-11549, VRDN, 0.39%, 8/07/09 (a)(b)(c)	26,390	26,390,000
Florida State Board of Education, GO, ROC- RR-II-R-12281, VRDN, 0.39%, 8/07/09 (a)(b)(c)	4,500	4,500,000
Florida State Turnpike Authority, RB, PUTTERS, Series 2514, VRDN, 0.34%, 8/07/09 (a)(b)(c)	4,515	4,515,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009	2

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (continued)
Highlands County Health Facilities Authority, RB, Hospital Adventist Health System, Series A, VRDN, 0.40%, 8/07/09 (a)	$11,300	$11,300,000
Highlands County Health Facilities Authority, RB, Hospital Adventist Health System, Series C, VRDN, 0.40%, 8/07/09 (a)	12,500	12,500,000
Hillsborough County HFA, RB, Meridian Pointe Apartments Project, AMT, VRDN, 0.52%, 8/07/09 (a)	6,600	6,600,000
Jacksonville Florida, TECP, Series 94, 0.35%, 8/06/09	34,960	34,960,000
Jacksonville Health Facilities Authority, RB, Southern Baptist Hospital, Series B, VRDN, 0.35%, 8/03/09 (a)	7,250	7,250,000
Jacksonville Health Facilities Authority, RB, Southern Baptist Hospital, Series C, Remarketed, VRDN, 0.35%, 8/03/09 (a)	10,830	10,830,000
Jacksonville Health Facilities Authority, RB, Southern Baptist Hospital, Series D, Remarketed, VRDN, 0.35%, 8/03/09 (a)	4,020	4,020,000
JEA, RB, Series 3C3, VRDN, 0.20%, 8/07/09 (a)	13,255	13,255,000
JEA, RB, Series 3D1, VRDN, 0.35%, 8/03/09 (a)	30,000	30,000,000
JEA, RB, Series A2, VRDN, 0.36%, 8/07/09 (a)	30,000	30,000,000
JEA, RB, Sub-Series A-2, VRDN, 0.35%, 8/07/09 (a)	17,570	17,570,000
Kissimmee Utility Authority, Refunding RB, VRDN, 0.75%, 8/07/09 (a)	30,500	30,500,000
Lake County Florida, Deutsche Bank SPEARS Trust, RB, Series 492, VRDN (Deutsche Bank AG), 0.36%, 8/07/09 (a)(b)(c)	11,335	11,335,000
Miami-Dade County IDA, RB, Waste Management, Inc. of Florida Project, AMT, VRDN, 0.55%, 8/07/09 (a)	8,400	8,400,000
Miami-Dade County School Board, COP, Municipal Trust Receipts Floaters Series 2982, VRDN, 0.36%, 8/07/09 (a)(b)(c)	52,500	52,500,000
Orlando Utilities Commission, Refunding RB, Series B-1, 2.00%, 6/01/10	44,000	44,561,987
Palm Beach County Educational Facilities Authority, RB, Atlantic University, Inc., VRDN, 0.40%, 8/07/09 (a)	10,300	10,300,000
Palm Beach County Florida School Board, COP, Eclipse Funding Trust, Series 2006- 014, VRDN, 0.31%, 8/07/09 (a)(c)	10,290	10,290,000
Palm Beach County School Board, COP, Series B, VRDN, 0.70%, 8/07/09 (a)	42,790	42,790,000
Pinellas County Health Facility Authority, RB, Baycare Health System, Inc., Series A3, VRDN, 0.34%, 8/07/09 (a)	9,175	9,175,000
Seminole County School District, GO, TRAN, 3.00%, 9/23/09	10,000	10,018,130
South Miami HFA, Austin Trust, RB, Baptist Health System of South Florida, VRDN, Series 2008-1117, 0.41%, 8/07/09 (a)(c)	4,245	4,245,000
Sunshine State Governmental Financing Commission, RB, VRDN, 0.60%, 8/07/09 (a)	50,515	50,515,000

Municipal Bonds	Par (000)	Value

Florida (concluded)
Volusia County Florida School Board, COP, Eclipse Funding Trust, Series 2007- 0036, VRDN, 0.31%, 8/07/09 (a)(c)	$11,650	$11,650,000

		907,290,117

Georgia—1.5%
Appling County Development Authority, RB, Georgia Power Co. - Plant Hatch, 2nd Series, AMT, VRDN, 0.42%, 8/03/09 (a)	16,300	16,300,000
Atlanta Urban Residential Finance Authority, RB, Alta Coventry Station Apartments, AMT, VRDN, 0.48%, 8/07/09 (a)	12,000	12,000,000
Atlanta Urban Residential Finance Authority, RB, Local M/F Housing, M- Street Apartments Project, AMT, VRDN, 0.46%, 8/07/09 (a)	7,000	7,000,000
Cobb County Development Authority, RB, Georgia Power Co. Plant Project, VRDN, 0.35%, 8/03/09 (a)	6,100	6,100,000
Colquitt County Hospital Authority, RB, RAN VRDN, 0.45%, 8/07/09 (a)	8,660	8,660,000
County of Fulton Georgia, RB, ROC-RR-II-R- 12142, VRDN, 0.61%, 8/07/09 (a)(b)(c)	1,645	1,645,000
East Point Housing Authority, RB, Local M/F Housing, Eagles Crest Apartments Project, AMT, VRDN, 0.50%, 8/07/09 (a)	12,525	12,525,000
Fulton County Development Authority, RB, Siemens Energy, Inc. Project, VRDN, 0.54%, 8/07/09 (a)	7,200	7,200,000
Heard County Development Authority, RB, Georgia Power Co. - Wansley Plant, AMT, VRDN, 0.42%, 8/03/09 (a)	17,800	17,800,000
Metropolitan Atlanta Rapid Transit Authority, RB, PUTTERS, Series 312, VRDN, 0.46%, 8/07/09 (a)(b)(c)	19,675	19,675,000
Metropolitan Atlanta Rapid Transit Authority, RB, Series B, VRDN, 1.00%, 8/07/09 (a)	13,700	13,700,000
Monroe County Development Authority, RB, Georgia Power Co. Plant Scherer Project,, 1.95%, 12/10/09	11,800	11,800,000
Monroe County Development Authority, RB, Scherer Project, 1st Series, Remarketed, VRDN, 0.35%, 8/03/09 (a)	11,700	11,700,000
Municipal Electric Authority of Georgia, RB, Georgia Power Co. Plant Vogtle Project, Series 09-A, BAN, 1.50%, 5/25/10	18,300	18,432,270
Municipal Electric Authority of Georgia, RB, Various Projects, Subseries E, VRDN, Remarketed, 0.70%, 8/07/09 (a)	48,555	48,555,000
Private Colleges & Universities Authority, RB, Mercer University Project, VRDN, 0.37%, 8/07/09 (a)	8,805	8,805,000
Private Colleges & Universities Authority, RB, Mercer University, Series C, VRDN, 0.37%, 8/07/09 (a)	8,700	8,700,000

		230,597,270

Hawaii—0.9%
City & County of Honolulu Hawaii, GO, ROC- RR-II-R-12280, VRDN, 0.46%, 8/07/09 (a)(b)(c)	7,500	7,500,000
City & County of Honolulu Hawaii, RB, PUTTERS Series 1475, VRDN, 0.56%, 8/07/09 (a)(b)(c)	23,850	23,850,000
Hawaii State Department of Budget & Finance, RB, Eagle Trust Receipts Series 2007-0034A, AMT, VRDN, 0.70%, 8/07/09 (a)(b)(c)	79,200	79,200,000

3	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Hawaii (concluded)
Hawaii State Department of Budget & Finance, RB, Hawaii Pacific Health, Series A-2 VRDN, 0.35%, 8/07/09 (a)	$7,000	$7,000,000
Hawaii State, Eagle Tax-Exempt Trust, GO, Eagle Trust Receipts, Series 2009- 0033A, VRDN, 0.39%, 8/07/09 (a)(b)(c)	4,950	4,950,000
University of Hawaii, Wells Fargo Stage Trust, RB, Municipal Trust Receipts Floaters Series 2009-11C, VRDN, 0.33%, 8/07/09 (a)(b)(c)	10,465	10,465,000

		132,965,000

Idaho—0.1%
Idaho State Building Authority, RB, Prison Facilities Project, Series A, VRDN, 0.40%, 8/07/09 (a)	18,310	18,310,000

Illinois—7.9%
Chicago Illinois Metropolitan Water Reclamation District of Greater Chicago, BB&T Municipal Trust, GO, Municipal Trust Receipts Floaters Series 2007, VRDN, 0.31%, 8/07/09 (a)(b)(c)	2,385	2,385,000
Chicago Illinois O’Hare International Airport, RB, Eclipse Funding Trust, Series 2006- 0006, VRDN, 3.97%, 8/07/09 (a)(c)	14,935	14,935,000
Chicago Illinois, Eagle Tax-Exempt Trust, GO, Eagle Trust Receipts Series 2009- 0034A, VRDN, 0.39%, 8/07/09 (a)(b)(c)	5,800	5,800,000
City of Aurora Illinois, RB, Aztech Engineering, Inc. Project, AMT, VRDN, 0.82%, 8/07/09 (a)	1,550	1,550,000
City of Chicago Illinois, RB, Enterprise Center VIII Project, AMT, VRDN, 0.65%, 8/07/09 (a)	7,000	7,000,000
City of Chicago Illinois, RB, Groot Industries, Inc. Project, AMT, VRDN, 1.38%, 8/07/09 (a)	2,900	2,900,000
City of Chicago Illinois, RB, O’Hare Technology Center II LLC Project, AMT, VRDN, 0.70%, 8/07/09 (a)	4,015	4,015,000
City of Chicago Illinois, RB, Second Lien, Series B, AMT, VRDN, 0.71%, 8/07/09 (a)	15,260	15,260,000
City of Chicago Illinois, RB, Subseries 04-1, Remarketed, VRDN, 0.42%, 8/07/09 (a)	20,000	20,000,000
City of Chicago Illinois, RB, Subseries C-1, VRDN, 0.38% 8/03/09 (a)	14,000	14,000,000
County of Cook Illinois, GO, PUTTERS, Series 559, VRDN, 0.56% 08/07/09 (a)(b)(c)	3,200	3,200,000
Illinois Educational Facilities Authority, RB, Concordia University River Project, VRDN, 0.45%, 8/03/09 (a)	395	395,000
Illinois Educational Facilities Authority, RB, The Art Institute of Chicago, VRDN, 0.38%, 8/07/09 (a)	6,500	6,500,000
Illinois Finance Authority, JPMorgan Chase PUTTERS Trust, RB, Series 3302, VRDN, 0.35%, 8/03/09 (a)(b)(c)	6,200	6,200,000
Illinois Finance Authority, RB, Advocate Health Center Network, Subseries B-2 VRDN, 0.33%, 8/07/09 (a)	8,075	8,075,000
Illinois Finance Authority, RB, Children’s Memorial Hospital, Series C, VRDN, 0.35%, 8/07/09 (a)	14,700	14,700,000
Illinois Finance Authority, RB, Children’s Memorial Hospital, Series D, VRDN, 0.30%, 8/07/09 (a)	13,200	13,200,000
Illinois Finance Authority, RB, Clare Oaks, Series C, VRDN, 0.35%, 8/07/09 (a)	10,680	10,680,000

Municipal Bonds	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, RB, Commonwealth Edison Co., Series D, Remarketed, VRDN, 0.35%, 8/07/09 (a)	$7,800	$7,800,000
Illinois Finance Authority, RB, Commonwealth Edison Co., Series F, Remarketed, VRDN, 0.33%, 8/07/09 (a)	10,100	10,100,000
Illinois Finance Authority, RB, Eagle Trust Receipts, Northwestern University, Series 2006-0115A, VRDN, 0.39%, 8/07/09 (a)(b)(c)	5,445	5,445,000
Illinois Finance Authority, RB, Edward Hospital, Series B-1, VRDN, 0.29%, 8/07/09 (a)	27,800	27,800,000
Illinois Finance Authority, RB, Edward Hospital, Series B-2, VRDN, 2.60%, 8/07/09 (a)	28,630	28,630,000
Illinois Finance Authority, RB, Edward Hospital, Series C, VRDN, 0.40%, 8/07/09 (a)	12,595	12,595,000
Illinois Finance Authority, RB, Elmhurst Memorial Healthcare, Series C, VRDN, 1.25%, 8/07/09 (a)	63,680	63,680,000
Illinois Finance Authority, RB, INX International Ink Co., AMT, VRDN, 0.50%, 8/07/09 (a)	8,435	8,435,000
Illinois Finance Authority, RB, Little Co. of Mary Hospital, Series A, VRDN, 0.30%, 8/07/09 (a)	12,585	12,585,000
Illinois Finance Authority, RB, Little Co. of Mary Hospital, Series B, VRDN, 0.30%, 8/07/09 (a)	11,500	11,500,000
Illinois Finance Authority, RB, OSF Healthcare System, Series C, VRDN, 0.30%, 8/07/09 (a)	8,000	8,000,000
Illinois Finance Authority, RB, Rest Haven Illiana Christian Service, Series B, VRDN, 0.40%, 8/07/09 (a)	9,300	9,300,000
Illinois Finance Authority, RB, Riverside Health System, VRDN, 0.40%, 8/07/09 (a)	4,295	4,295,000
Illinois Finance Authority, RB, Rockford College Project, VRDN, 0.88%, 8/07/09 (a)	1,340	1,340,000
Illinois Finance Authority, RB, Saint Xavier University, VRDN, 0.40%, 8/07/09 (a)	5,000	5,000,000
Illinois Finance Authority, RB, The Art Institute of Chicago, Series B-2, VRDN, 0.38%, 8/07/09 (a)	3,000	3,000,000
Illinois Health Facilities Authority, RB, Riverside Health System, Series B, VRDN, 0.35%, 8/07/09 (a)	10,570	10,570,000
Illinois Health Facilities Authority, RB, Rush Presbyterian - Saint Luke’s Medical, Series A, Remarketed, VRDN, 0.35%, 8/07/09 (a)	4,500	4,500,000
Illinois State Toll Highway Authority, RB, Senior Priority, Series A-1, VRDN, 0.40%, 08/07/09 (a)	28,100	28,100,000
Illinois State Toll Highway Authority, RB, Senior Priority, Series A-1, VRDN, 0.62%, 8/07/09 (a)	5,000	5,000,000
Illinois State Toll Highway Authority, RB, Senior Priority, Series A-2, VRDN, 0.40%, 8/07/09 (a)	234,300	234,300,000
Illinois State Toll Highway Authority, RB, Senior Priority, Series A-2, VRDN, 0.65%, 8/07/09 (a)	88,445	88,445,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009	4

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois State, Eagle Tax-Exempt Trust, GO, Eagle Trust Receipts, Series 2009- 0044A, VRDN, 0.86%, 8/07/09 (a)(b)(c)	$10,840	$10,840,000
Illinois State, GO, Eclipse Funding Trust Series 2006-0005, VRDN, 0.31%, 8/07/09 (a)(c)	3,905	3,905,000
Illinois State, JPMorgan Chase PUTTERS Trust, GO, Series 3387, VRDN, 0.46%, 8/07/09 (a)(b)(c)	1,630	1,630,000
Metropolitan Pier & Exposition Authority, Deutsche Bank SPEARS Trust, RB, Series 453, VRDN, 0.36%, 08/07/09 (a)(b)(c)	5,750	5,750,000
Metropolitan Pier & Exposition Authority, RB, Municipal Trust Receipts Floaters Series 165, VRDN, 0.36%, 8/07/09 (a)(b)(c)	17,500	17,500,000
Regional Transit Authority, RB, Series B VRDN, 0.70%, 8/03/09 (a)	51,870	51,870,000
Regional Transportation Authority Illinois, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts, Series 2009- 0042A, VRDN, 0.56%, 8/07/09 (a)(b)(c)	9,900	9,900,000
Regional Transportation Authority, RB, Macon Trust, Series Q, VRDN, 0.66%, 8/07/09 (a)(c)	5,200	5,200,000
Southern Illinois University, RB, Eclipse Funding Trust, Series 2006-0078, VRDN, 0.31%, 8/07/09 (a)(c)	11,465	11,465,000
State of Illinois, GO, Municipal Trust Receipts Floaters, Series 103, VRDN, 0.35%, 08/03/09 (a)(b)(c)	28,900	28,900,000
State of Illinois, GO, Series B, VRDN, 3.25%, 8/07/09 (a)	284,900	284,900,000
Upper Illinois River Valley Development Authority, RB, HFH of Illinois LP Project, AMT, VRDN, 0.70%, 8/07/09 (a)	2,150	2,150,000

		1,175,225,000

Indiana—4.4%
City of Michigan City Indiana, RB, Local M/F Housing, Garden Estates West Apartments, AMT, VRDN, 0.58%, 8/07/09 (a)	5,935	5,935,000
County of Daviess Indiana, RB, Daviess County Hospital, VRDN, 2.35%, 8/07/09 (a)	8,075	8,075,000
County of Elkhart Indiana, GO, PUTTERS, Series 553, VRDN, 0.34%, 08/07/09 (a)(b)(c)	4,490	4,490,000
County of Elkhart Indiana, RB, Patriot Homes, Inc. Project, AMT, VRDN, 0.59%, 8/07/09 (a)	1,450	1,450,000
County of Whitley Indiana, RB, Micopulse, Inc. Project, AMT, VRDN, 0.49%, 8/07/09 (a)	1,260	1,260,000
Crown Point Indiana Community School Corp., RB, Eclipse Funding Trust, Series 2007-0052, VRDN, 0.30%, 8/03/09 (a)(c)	12,285	12,285,000
Indiana Development Finance Authority Educational Facilities, RB, Heritage Christian School Project, VRDN, 2.35%, 8/07/09 (a)	7,125	7,125,000
Indiana Development Finance Authority, RB, PSI Energy, Inc. Projects, Series B, AMT, VRDN, 1.27%, 8/07/09 (a)	26,950	26,950,000
Indiana Development Finance Authority, RB, Waste Management, Inc., Series B, AMT, VRDN, 0.54%, 8/07/09 (a)	7,000	7,000,000

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Finance Authority, RB, Allied Waste North America, AMT, VRDN, 0.50%, 8/07/09 (a)	$20,000	$20,000,000
Indiana Finance Authority, RB, Duke Energy Indiana, Inc. Project, Series A-3, VRDN, 0.35%, 8/07/09 (a)	10,300	10,300,000
Indiana Finance Authority, RB, Duke Energy Indiana, Inc. Project, Series A-4, VRDN, 0.33%, 8/03/09 (a)	9,500	9,500,000
Indiana Finance Authority, RB, I.V.C. Industrial Coatings, Inc. Project, AMT, VRDN, 0.60%, 8/07/09 (a)	9,100	9,100,000
Indiana Finance Authority, RB, Lease Appropriation Series A, VRDN, 0.75%, 8/03/09 (a)	55,000	55,000,000
Indiana Finance Authority, RB, Lease Appropriation Series A-1, VRDN, 0.65%, 08/03/09 (a)	109,950	109,950,000
Indiana Finance Authority, RB, Lease Appropriation Series A-2, VRDN, 0.75%, 08/03/09 (a)	66,500	66,500,000
Indiana Finance Authority, RB, Lease Appropriation Series A-3, VRDN, 0.75%, 8/03/09 (a)	39,200	39,200,000
Indiana Finance Authority, RB, Lease Appropriation Series A-4, VRDN, 0.60%, 08/03/09 (a)	62,500	62,500,000
Indiana Finance Authority, RB, Lease Appropriation Series A-5, VRDN, 0.60%, 8/03/09 (a)	39,000	39,000,000
Indiana Finance Authority, RB, Lease Appropriation Series A1, VRDN, 0.75%, 8/03/09 (a)	22,000	22,000,000
Indiana Finance Authority, RB, Lease Appropriation Series A2, VRDN, 0.65%, 8/03/09 (a)	33,900	33,900,000
Indiana Finance Authority, RB, Marquette Project, Series B, VRDN, 0.39%, 8/07/09 (a)	6,000	6,000,000
Indiana Finance Authority, RB, Sisters of Saint Francis Health, Series B, VRDN, 0.29%, 8/07/09 (a)	5,600	5,600,000
Indiana Finance Authority, RB, Sisters of Saint Francis Health, Series H, VRDN, 0.30%, 8/07/09 (a)	7,000	7,000,000
Indiana Health & Educational Facilities Financing Authority, RB, ROC-RR-II-R- 10417, VRDN, 0.39%, 8/07/09 (a)(b)(c)	43,915	43,915,000
Indiana Housing & Community Development Authority, RB, PUTTERS, Series 1397, AMT, VRDN, 0.66%, 8/07/09 (a)(b)(c)	18,245	18,245,000
Indianapolis Local Public Improvement Bond Bank, RB, Indianapolis Airport Project, Series C-5, AMT, VRDN, 0.95%, 8/07/09 (a)	20,000	20,000,000

		652,280,000

Iowa—0.7%
County of Louisa Iowa, RB, Iowa-Illinois Gas & Electric Co., Municipal Trust Receipts Floaters, Series A, 0.55%, 08/07/09, (a)(b)	19,500	19,500,000
County of Louisa Iowa, Refunding RB, Iowa- Illinois Gas & Electric Co. Project, VRDN, 0.55%, 8/07/09 (a)	3,900	3,900,000
Iowa Finance Authority, RB, Edgewater A Wesley Project, Series E, VRDN, 0.37%, 8/07/09 (a)	19,000	19,000,000

5	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Iowa (concluded)
Iowa Finance Authority, RB, MidAmerican Energy Co. Project, Series A, AMT, VRDN, 0.54%, 8/07/09 (a)	$11,100	$11,100,000
Iowa Finance Authority, RB, MidAmerican Energy Co., Series B, VRDN, 0.37%, 8/07/09 (a)	15,000	15,000,000
Iowa Finance Authority, RB, Series F, AMT, VRDN, 0.40%, 8/07/09 (a)	6,000	6,000,000
Iowa Finance Authority, RB, Wesley Retirement Services, Series B, VRDN, 0.35%, 8/07/09 (a)	6,500	6,500,000
Iowa Finance Authority, Senior Revenue Anticipation Notes, Iowa School Project, Series 09A, RAN, 2.50%, 6/23/10	21,265	21,630,941
Iowa Higher Education Loan Authority, RB, Buena Vista University Project, VRDN, 0.49%, 8/07/09 (a)	3,840	3,840,000

		106,470,941

Kansas—0.5%
City of Lawrence Kansas, RB, Multi- Modal- Development, Boyer Properties LP, Series A, AMT, VRDN, 0.47%, 8/07/09 (a)	3,000	3,000,000
City of Lenexa Kansas, RB, Municipal Trust Receipts Floaters Series 2007-302, VRDN, 0.91%, 8/07/09 (a)(b)(c)	8,500	8,500,000
City of Olathe Kansas, RB, Catholic Care Campus, Inc., Series C-1, VRDN, 0.38%, 8/07/09 (a)	2,555	2,555,000
City of Wichita Kansas, GO, Series 232 TAN, 0.75%, 8/19/10	27,805	27,846,151
Kansas Development Finance Authority, RB, Sisters of Charity Leavenworth, Series C, VRDN, 0.38%, 8/03/09 (a)	16,520	16,520,000
Kansas Development Finance Authority, RB, State M/F Housing, Delaware Highlands Assisted Living Project, Series C, AMT, VRDN, 1.00%, 8/07/09 (a)	6,630	6,630,000
Sedgwick & Shawnee Counties Kansas, JPMorgan Chase PUTTERS Trust, RB, Series 3206, AMT, VRDN, 0.49%, 8/07/09 (a)(b)(c)	9,210	9,210,000

		74,261,151

Kentucky—1.4%
Carroll County Kentucky, TECP, Series 02-B, 1.20%, 9/01/09	2,400	2,400,000
County of Pendleton Kentucky, RB, Kentucky Association Counties Leasing Program, VRDN, 0.35%, 9/01/09 (a)	53,000	53,000,000
Glasgow Kentucky, RB, Felker Brothers Corp. Project, AMT, VRDN, 0.65%, 8/07/09 (a)	3,345	3,345,000
Jefferson County Kentucky, TECP, Louisville Gas & Electric, Series 01-A, 0.80%, 8/17/09	22,500	22,500,000
Kentucky Economic Development Finance Authority, RB, Municipal Trust Receipts Floaters Series 2980, VRDN, 0.36%, 8/07/09 (a)(b)(c)	10,500	10,500,000
Kentucky Higher Education Student Loan Corp., RB, Senior Series A-1, AMT, VRDN, 0.50%, 8/07/09 (a)	24,300	24,300,000
Kentucky Public Energy Authority, RB, Municipal Trust Receipts Floaters Series 21-A, VRDN, 0.36%, 8/07/09 (a)(b)(c)	3,657	3,657,000
Kentucky State Municipal Power Agency, RB, Eclipse Funding Trust, Series 2007- 0107, VRDN, 0.30%, 8/07/09 (a)(c)	20,800	20,800,000
Mercer County Kentucky, TECP, Series 02- A, 1.20%, 9/01/09	7,400	7,400,000

Municipal Bonds	Par (000)	Value

Kentucky (concluded)
Mulenberg County Kentucky, TECP, Series 02-A, 1.20%, 9/01/09	$2,400	$2,400,000
Trimble County Kentucky, TECP, Louisville Gas & Electric, Series 01-A, 0.90%, 10/19/09	27,500	27,500,000
Trimble County Kentucky, TECP, Louisville Gas & Electric, Series 01-B, 1.20%, 10/07/09	35,000	35,000,000

		212,802,000

Louisiana—2.4%
Calcasieu Parish IDB, RB, Hydroserve Westlake LLC, AMT, VRDN, 0.50%, 8/07/09 (a)	4,500	4,500,000
East Baton Rouge Parish IDB, Inc., RB, Stupp Brothers, Inc., VRDN, 0.40%, 8/07/09 (a)	27,200	27,200,000
Jefferson Parish Finance Authority, RB, ROC-RR-II-R-11086, VRDN, 0.39%, 8/07/09 (a)(b)(c)	15,910	15,910,000
Lake Charles Harbor & Revenue District, RB, ConocoPhillips Holding Co., Inc. Project, Series B, AMT, VRDN, 0.48%, 8/07/09 (a)	3,400	3,400,000
Lake Charles Harbor & Revenue District, RB, ConocoPhillips, Inc. Project, Series A, VRDN, 0.41%, 8/07/09 (a)	20,900	20,900,000
Louisiana HFA, RB, Lapalco Court Apartments Project, AMT, VRDN (Fannie Mae), 0.50%, 8/07/09 (a)	6,400	6,400,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, BASF Corp. Project, AMT, VRDN, 0.85%, 08/07/09 (a)	14,000	14,000,000
Louisiana Public Facilities Authority, RB, Air Products & Chemicals Project, AMT, VRDN, 0.50%, 08/07/09 (a)	22,050	22,050,000
Louisiana Public Facilities Authority, RB, Air Products & Chemicals Project, AMT, VRDN, 0.48%, 08/03/09 (a)	13,000	13,000,000
Louisiana Public Facilities Authority, RB, Eclipse Funding Trust Series 2007-0042, VRDN, 0.31%, 08/07/09 (a)(c)	21,285	21,285,000
Louisiana Public Facilities Authority, RB, Franciscan Missionaries, Series B, VRDN, 0.30%, 8/07/09 (a)	10,000	10,000,000
Louisiana State Municipal Natural Gas Purchasing & District Authority, RB, PUTTERS, Series 1411Q, VRDN, 0.41%, 08/07/09 (a)(b)(c)	42,344	42,344,000
Parish of Plaquemines Louisiana, RB, BP Exploration & Oil, Inc., AMT, VRDN, 0.40%, 08/03/09 (a)	46,800	46,800,000
Parish of Saint Charles Louisiana, RB, Shell Oil Co. Norco Project, AMT, VRDN, 0.43%, 08/03/09 (a)	23,600	23,600,000
Saint Charles Parish Louisiana, TECP, Chevron, 0.40%, 9/01/09	20,000	20,000,000
State of Louisiana, GO, Series A, VRDN, 0.28%, 8/07/09 (a)	12,340	12,340,000
State of Louisiana, RB, Eagle Trust Receipts, Series 2006-0137A, VRDN, 0.46%, 8/07/09 (a)(b)(c)	6,490	6,490,000
State of Louisiana, RB, Eagle Trust Receipts, Series 2006-0150A, VRDN, 0.46%, 8/07/09 (a)(b)(c)	23,735	23,735,000
State of Louisiana, RB, PUTTERS, Series 2377, VRDN, 0.46%, 8/07/09 (a)(b)(c)	9,420	9,420,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009	6

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
State of Louisiana, RB, ROC-RR-II-R-10404, VRDN, 0.46%, 8/07/09 (a)(b)(c)	$9,900	$9,900,000
State of Louisiana, RB, ROC-RR-II-R-12298, VRDN, 0.56%, 8/07/09 (a)(b)(c)	9,900	9,900,000

		363,174,000

Maine—0.5%
Finance Authority of Maine, RB, Dearborn Precision Tubular Project, AMT, VRDN, 2.90%, 8/07/09 (a)	1,595	1,595,000
Finance Authority of Maine, RB, The Jackson Laboratory, VRDN, 0.40%, 8/07/09 (a)	21,230	21,230,000
Maine Health & Higher Educational Facilities Authority, RB, Series A, VRDN, 0.45%, 08/07/09 (a)	33,100	33,100,000
Maine Health & Higher Educational Facilities Authority, RB, Series B, VRDN, 0.45%, 8/07/09 (a)	14,825	14,825,000

		70,750,000

Maryland—0.3%
County of Carroll Maryland, RB, Fairhaven & Copper Project, Series B, VRDN, 0.35%, 08/07/09 (a)	4,200	4,200,000
County of Washington Maryland, RB, Conservit, Inc. Facilities Project, VRDN, 0.56%, 8/07/09 (a)	4,330	4,330,000
Maryland EDC, RB, Bindagraphics, Inc. Project, AMT, VRDN, 0.56%, 8/07/09 (a)	1,300	1,300,000
Maryland EDC, RB, Gamse Lithographing Co., AMT, VRDN, 0.56%, 8/07/09 (a)	2,180	2,180,000
Maryland EDC, RB, Linemark Printing, Inc. Project, AMT, VRDN, 0.61%, 8/07/09 (a)	5,300	5,300,000
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System. Series B, VRDN, 0.40%, 8/07/09 (a)	11,050	11,050,000
Maryland State Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, Series 2007-19, AMT, VRDN, 0.56%, 8/07/09 (a)(c)	4,647	4,647,000
Maryland State Transportation Authority, RB, ROC-RR-II-R-11437, VRDN, 0.41%, 8/07/09 (a)(b)(c)	10,000	10,000,000

		43,007,000

Massachusetts—4.9%
Commonwealth of Massachusetts, GO, Conservation Loan Series B, VRDN, 0.40%, 8/03/09 (a)	50,000	50,000,000
Commonwealth of Massachusetts, GO, Municipal Trust Receipts Floaters, Series 51-A, VRDN, 0.34%, 8/07/09 (a)(b)(c)	7,625	7,625,000
Commonwealth of Massachusetts, GO, Series A, VRDN, 0.37%, 8/07/09 (a)	191,190	191,190,000
Commonwealth of Massachusetts, GO, Series B, VRDN, 0.30%, 8/07/09 (a)	36,000	36,000,000
Commonwealth of Massachusetts, RB, Municipal Trust Receipts Floaters, Series 96TP, VRDN, 0.31%, 8/07/09 (a)(b)(c)	9,865	9,865,000
Massachusetts Development Finance Agency, Macon Trust, RB, Series 2007 344, VRDN, 0.91%, 08/07/09 (a)(c)	90,000	90,000,000
Massachusetts Development Finance Agency, RB, Buckingham Brown & Nichols, VRDN, 0.34%, 8/07/09 (a)	2,400	2,400,000
Massachusetts Development Finance Agency, RB, Clark University, VRDN, 0.33%, 8/07/09 (a)	5,000	5,000,000

Municipal Bonds	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, RB, Cleveland Motion Controls, AMT, VRDN, 3.00%, 8/07/09 (a)	$2,280	$2,280,000
Massachusetts Development Finance Agency, RB, Cordis Mills LLC, AMT, VRDN, 0.43%, 8/07/09 (a)	9,850	9,850,000
Massachusetts Development Finance Agency, RB, Fessenden School Project, VRDN, 0.34%, 8/07/09 (a)	9,195	9,195,000
Massachusetts Development Finance Agency, RB, Groton School, VRDN, 0.34%, 8/07/09 (a)	15,415	15,415,000
Massachusetts Development Finance Agency, RB, Lasell College, VRDN, 2.25%, 8/07/09 (a)	15,190	15,190,000
Massachusetts Development Finance Agency, RB, Lesley University, VRDN, 0.37%, 08/07/09 (a)	8,875	8,875,000
Massachusetts Development Finance Agency, RB, Midway Studios Associates Project, Series A, AMT, VRDN, 2.25%, 8/07/09 (a)	10,000	10,000,000
Massachusetts Development Finance Agency, RB, ROC-RR-II-R-10398, VRDN, 0.50%, 8/07/09 (a)(b)(c)	6,580	6,580,000
Massachusetts Development Finance Agency, RB, Smith College, VRDN, 0.38%, 8/07/09 (a)	66,850	66,850,000
Massachusetts Development Finance Agency, RB, Suffolk University, Series A, VRDN, 0.37%, 8/07/09 (a)	17,370	17,370,000
Massachusetts Development Finance Agency, RB, Ward Hill Cent Production, Inc., AMT, VRDN, 3.10%, 8/07/09 (a)	930	930,000
Massachusetts Development Finance Agency, TECP, Massachusetts Electric Co., Series 04/8-14, 0.50%, 9/01/09	20,000	20,000,000
Massachusetts School Building Authority, RB, ROC-RR-II-R-10411, VRDN, 0.45%, 8/07/09 (a)(b)(c)	6,800	6,800,000
Massachusetts State Health & Educational Facilities, Macon Trust, RB, Series 2007- 310, VRDN, 0.91%, 8/07/09 (a)(c)	11,540	11,540,000
Massachusetts State IFA, TECP, NEPCO, Series 92, 1.20%, 8/12/09	30,500	30,500,000
Massachusetts State Turnpike Authority, Clipper Tax-Exempt Certificate Trust, RB, Series 2007, AMT, VRDN, 0.36%, 8/07/09 (a)(c)	20,000	20,000,000
Massachusetts State Turnpike Authority, RB, Municipal Trust Receipts Floaters, Series 28-A, VRDN, 0.34%, 8/07/09 (a)(b)(c)	10,000	10,000,000
Massachusetts State Water Pollution Abatement, RB, Municipal Trust Receipts Floaters, Series 87, VRDN, 0.30%, 08/03/09 (a)(b)(c)	24,945	24,945,000
Massachusetts State Water Pollution Abatement, RB, PUTTERS, Series 2847, VRDN, 0.32%, 8/07/09 (a)(b)(c)	3,240	3,240,000
Massachusetts State, BB&T Municipal Trust, GO, Municipal Trust Receipts Floaters, Series 2005, VRDN, 0.31%, 8/07/09 (a)(b)(c)	4,800	4,800,000
Massachusetts Water Resources Authority, RB, Sub General, Series E, VRDN, 0.35%, 8/07/09 (a)	10,200	10,200,000
Town of Cohasset Massachusetts, GO, BAN, VRDN, 2.50%, 8/07/09 (a)	8,278	8,278,803

7	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
University of Massachusetts Building Authority, RB, Senior Community Guaranteed, Series 4, VRDN, 0.25%, 8/07/09 (a)	$9,960	$9,960,000
University of Massachusetts Building Authority, RB, Senior, Series 3, VRDN, 0.25%, 8/07/09 (a)	11,885	11,885,000

		726,763,803

Michigan—1.4%
Chelsea EDC, RB, Silver Maples of Chelseas, VRDN, 0.60%, 8/07/09 (a)	3,400	3,400,000
Detroit City School District, GO, PUTTERS, Series 2954, VRDN, 0.56%, 8/07/09 (a)(b)(c)	5,000	5,000,000
Eastern Michigan University, RB, General, Series A, VRDN, 0.38%, 8/03/09 (a)	15,000	15,000,000
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital, Series A, VRDN, 0.35%, 8/07/09 (a)	6,690	6,690,000
Michigan Municipal Bond Authority, Senior Revenue Anticipation Notes, Series A-1, RAN, 3.00%, 8/20/09	43,715	43,742,446
Michigan State HDA, RB, Series A, AMT, VRDN, 0.45%, 08/03/09 (a)	61,155	61,155,000
Michigan State HDA, RB, Series D, VRDN, 0.30%, 8/07/09 (a)	10,000	10,000,000
Michigan State HDA, RB, Series E, AMT, VRDN, 0.50%, 8/07/09 (a)	25,000	25,000,000
Wayne County Airport Authority, RB, Detroit Metro, Series C1, AMT, VRDN, 0.40%, 8/07/09 (a)	15,015	15,015,000
Wayne County Airport Authority, RB, Eagle Trust Receipts Series 2007-0017A, AMT, VRDN, 0.51%, 8/07/09 (a)(b)(c)	24,750	24,750,000

		209,752,446

Minnesota—0.7%
Minneapolis/Saint Paul Housing Finance Board, RB, ROC-RR-II-R-11210, AMT, VRDN, 0.47%, 8/07/09 (a)(b)(c)	5,540	5,540,000
Minnesota State, JPMorgan Chase PUTTERS Trust, GO, Series 3265, VRDN, 0.34%, 8/07/09 (a)(b)(c)	1,595	1,595,000
Rochester Minnesota Health Care Facilities, TECP, Mayo Foundation, Series 00B, 0.30%, 8/13/09	19,000	19,000,000
Rochester Minnesota Health Care Facilities, TECP, Mayo Foundation, Series 00C, 0.30%, 8/13/09	34,000	34,000,000
Rochester Minnesota Health Care Facilities, TECP, Mayo Foundation, Series 92B, 0.30%, 8/13/09	6,100	6,100,000
Rochester Minnesota Health Care Facilities, TECP, Mayo Foundation, Series 92C, 0.30%, 8/13/09	31,300	31,300,000

		97,535,000

Mississippi—1.0%
Mississippi Business Finance Commission, RB, Chevron USA, Inc. Project, Series D VRDN, 0.59%, 9/01/09 (a)	12,500	12,500,000
Mississippi Business Finance Corp., RB, Jackson Medical Mall Foundation Project, VRDN, 0.38%, 8/07/09 (a)	5,190	5,190,000
Mississippi Development Bank Special Obligation, RB, Harrison Project, Series A VRDN, 1.00%, 8/07/09 (a)	13,100	13,100,000
Mississippi Development Bank Special Obligation, RB, Magnolia Regional Health Project, VRDN, 0.31%, 8/07/09 (a)	5,000	5,000,000

Municipal Bonds	Par (000)	Value

Mississippi (concluded)
Mississippi Development Bank Special Obligation, RB, Municipal Gas Authority, Natural Gas Project, VRDN, 0.40%, 8/07/09 (a)	$43,900	$43,900,000
Mississippi Development Bank Special Obligation, RB, Walnut Grove Youth, Series A, VRDN, 0.40%, 8/07/09 (a)	11,000	11,000,000
Mississippi State, Clipper Tax-Exempt Certificate Trust, RB, Series 2008-6, AMT, VRDN, 0.44%, 8/07/09 (a)(c)	25,270	25,270,000
State of Mississippi, GO, Nissan Project, Series C, Remarketed, VRDN, 0.40%, 8/07/09 (a)	28,765	28,765,000

		144,725,000

Missouri—1.7%
Cape Girardeau County IDA, RB, Saint Francis Medical Center, Series B, VRDN, 0.32%, 8/07/09 (a)	4,100	4,100,000
City of Kansas Missouri, RB, H. Roe Bartle, Series E, VRDN, 0.32%, 8/07/09 (a)	11,625	11,625,000
Kansas City IDA, RB, KC Downtown Redevelopment Project, Series B, VRDN, 0.38%, 8/07/09 (a)	14,000	14,000,000
Missouri State Health & Educational Facilities Authority, RB, Ascension Health, Series C-1, VRDN, 0.56%, 5/04/10 (a)	5,000	5,000,000
Missouri State Health & Educational Facilities Authority, RB, Ascension Health, Series C-3, 0.73%, 3/03/10	18,150	18,150,000
Missouri State Health & Educational Facilities Authority, RB, Drury College, VRDN, 0.39%, 08/03/09 (a)	6,095	6,095,000
Missouri State Health & Educational Facilities Authority, RB, Eagle Trust Receipts, Series 2007-0001A, VRDN, 0.39%, 8/07/09 (a)(b)(c)	8,470	8,470,000
Missouri State Health & Educational Facilities Authority, RB, Lutheran Senior Services Project, VRDN, 0.35%, 8/07/09 (a)	9,000	9,000,000
Missouri State Health & Educational Facilities Authority, RB, Municipal Trust Receipts Floaters, Series 157, VRDN, 0.36%, 8/07/09 (a)(b)(c)	14,840	14,840,000
Missouri State Health & Educational Facilities Authority, RB, ROC-RR-II-R- 12269, VRDN, 0.39%, 8/07/09 (a)(b)(c)	31,295	31,295,000
Missouri State Health & Educational Facilities Authority, RB, Rockhurst University, VRDN, 0.39%, 08/03/09 (a)	19,485	19,485,000
Missouri State Health & Educational Facilities Authority, RB, Saint Louis University, VRDN, 0.35%, 8/03/09 (a)	2,530	2,530,000
Missouri State Health & Educational Facilities Authority, RB, Sisters of Mercy Health System, Series C, VRDN, 0.30%, 08/07/09 (a)	32,455	32,455,000
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care Corp., Series A-1, Remarketed, VRDN, 0.32%, 8/07/09 (a)	12,000	12,000,000
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care Corp., Series C-2, Remarketed, VRDN, 0.27%, 8/07/09 (a)	6,340	6,340,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009	8

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Missouri (concluded)
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care Corp., Series D-1, Remarketed, VRDN, 0.47%, 8/03/09 (a)	$35,600	$35,600,000
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care, Series D-2, VRDN, 0.47%, 8/03/09 (a)	11,600	11,600,000
Palmyra IDA, RB, BASF Corp. Project, AMT, VRDN, 0.85%, 8/07/09 (a)	8,000	8,000,000

		250,585,000

Nebraska—0.4%
American Public Energy Agency, RB, National Public Gas Agency Project, Series A, VRDN, 0.40%, 8/07/09 (a)	20,010	20,010,000
City of Lincoln Nebraska, RB, Municipal Trust Receipts Floaters, Series 2900, VRDN, 0.38%, 8/07/09 (a)(b)(c)	13,370	13,370,000
Douglas County Hospital Authority No. 3, RB, ROC-RR-II-R-11693, VRDN, 0.51%, 8/07/09 (a)(b)(c)	5,265	5,265,000
Lincoln Nebraska, RB, Eclipse Funding Trust, Series 2007-0043, VRDN, 0.31%, 8/07/09 (a)(c)	23,420	23,420,000

		62,065,000

Nevada—1.4%
Austin Trust, GO, Various Certificates, Series 2008-1171, VRDN, 0.36%, 8/07/09 (a)(c)	9,770	9,770,000
Clark County Nevada, Deutsche Bank SPEARS Trust, RB, Series 669, VRDN, 0.36%, 8/07/09 (a)(b)(c)	3,550	3,550,000
Clark County School District, GO, ROC-RR-II- R-11297, VRDN, 0.36%, 8/07/09 (a)(b)(c)	3,765	3,765,000
County of Clark Nevada, RB, Airport System, Subordinate Lien Series 09A RAN, VRDN, 2.50%, 7/15/10 (a)	129,000	131,004,408
Director of the State of Nevada Department of Business & Industry, RB, LVE Energy Partners LLC Project, AMT, VRDN, 0.50%, 8/07/09 (a)	13,100	13,100,000
Director of the State of Nevada Department of Business & Industry, RB, Republic Services, Inc. Project, AMT, VRDN, 0.55%, 8/07/09 (a)	41,000	41,000,000
Truckee Meadows Nevada Water Authority, RB, Eclipse Funding Trust, Series 2007- 0015, VRDN, 0.31%, 8/07/09 (a)(c)	9,990	9,990,000

		212,179,408

New Hampshire—1.0%
New Hampshire Business Finance Authority, RB, Monadnock Community Hospital, VRDN, 0.35%, 8/03/09 (a)	19,790	19,790,000
New Hampshire Business Finance Authority, RB, Wiggins Airways, Inc., AMT, VRDN, 0.67%, 8/07/09 (a)	3,000	3,000,000
New Hampshire Business Finance Authority, TECP, NEPCO, Series 90A, 1.30%, 8/12/09	81,850	81,850,000
New Hampshire Health & Education Authority, RB, Wentworth-Douglass Hospital, VRDN, 0.39%, 8/03/09 (a)	4,745	4,745,000
New Hampshire Health & Education Facilities Authority, RB, Kendal at Hanover, VRDN, 1.85%, 8/07/09 (a)	16,365	16,365,000
New Hampshire Health & Education Facilities Authority, RB, LRG Healthcare, Series B, VRDN, 0.37%, 8/07/09 (a)	8,370	8,370,000

Municipal Bonds	Par (000)	Value

New Hampshire (concluded)
New Hampshire Health & Education Facilities Authority, RB, River College, VRDN, 0.37%, 8/07/09 (a)	$10,675	$10,675,000

		144,795,000

New Jersey—3.5%
Borough of Haddonfield New Jersey, GO, BAN, 1.50%, 7/23/10	5,594	5,632,386
City of Margate New Jersey, GO, BAN, 1.50%, 7/13/10	4,800	4,834,113
County of Essex New Jersey, GO, BAN, 2.00%, 6/24/10	99,000	100,341,238
County of Passaic New Jersey, GO, BAN, 1.50%, 4/13/10	15,004	15,086,170
New Jersey EDA, RB, Series 2009A, RAN, 2.50%, 6/18/10	80,550	81,957,970
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Inc., Series D, VRDN, 0.29%, 8/07/09 (a)	12,000	12,000,000
New Jersey State Housing & Mortgage Finance Agency S/F Housing, RB, Series O, AMT, VRDN, 1.35%, 8/07/09 (a)	15,500	15,500,000
New Jersey State Housing & Mortgage Finance Agency, RB, Series 3, AMT, VRDN, 1.00%, 8/07/09 (a)	169,365	169,365,000
New Jersey State Turnpike Authority, RB, Series C-1, VRDN, 1.00%, 8/07/09 (a)	58,890	58,890,000
Tobacco Settlement Financing Corp., RB, Municipal Trust Receipts Floaters, Series 2955, VRDN, 1.07%, 8/07/09 (a)(b)(c)	15,185	15,185,000
Tobacco Settlement Financing Corp., RB, Municipal Trust Receipts Floaters, Series 2959, VRDN, 1.07%, 8/07/09 (a)(b)(c)	14,215	14,215,000
Township of Moorestown New Jersey, GO, BAN, 2.50%, 9/04/09	6,139	6,142,251
Township of Upper Freehold New Jersey, GO, BAN, 2.50%, 8/14/09	8,932	8,933,859
Township of Woodbridge New Jersey, GO, BAN, 1.50%, 7/02/10	20,000	20,135,754

		528,218,741

New Mexico—0.7%
County of Bernalillo New Mexico, Refunding RB, 2.00%, 6/15/10	5,000	5,053,694
New Mexico Educational Assistance Foundation, RBC Municipal Products, Inc. Trust, RB, Municipal Trust Receipts Floaters, Series I-36, AMT, VRDN, 0.62%, 8/07/09 (a)(b)(c)	15,000	15,000,000
New Mexico Finance Authority, RB, Eclipse Funding Trust, Series 2006-0034, VRDN 0.31%, 8/07/09 (a)(c)	10,355	10,355,000
New Mexico Finance Authority, RB, Sub Lien, Sub Series A-1, VRDN, 0.25%, 8/07/09 (a)	19,000	19,000,000
New Mexico Hospital Equipment Loan Council, RB, Presbyterian Healthcare Foundation, Series B, VRDN, 0.30%, 8/07/09 (a)	19,360	19,360,000
New Mexico Mortgage Finance Authority, RB, AMT, 1.03%, 1/12/10	40,500	40,500,000

		109,268,694

New York—5.1%
City of New York New York, GO, Sub Series L-6, VRDN, 0.30%, 8/03/09 (a)	11,700	11,700,000
Hudson Yards Infrastructure Corp., RB, Eagle Trust Receipts, Series 2007- 0030A, VRDN, 0.65%, 8/07/09 (a)(b)(c)	54,265	54,265,000

9	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB, Eagle Trust Receipts, Series 2007- 0095A, VRDN, 0.50%, 8/07/09 (a)(b)(c)	$7,000	$7,000,000
Metropolitan Transportation Authority, RB, ROC-RR-II-R-12289, VRDN, 0.50%, 8/07/09 (a)(b)(c)	27,545	27,545,000
Metropolitan Transportation Authority, RB, Series D-2, VRDN, 0.65%, 8/07/09 (a)	20,350	20,350,000
New York City Housing Development Corp., RB, Series I-2, AMT, 0.72%, 5/13/10	12,500	12,500,000
New York City Housing Development Corp., RB, State M/F Housing, One Columbus Place, Series A, AMT, VRDN (Fannie Mae), 0.37%, 8/07/09 (a)	17,500	17,500,000
New York City Housing Development Corp., RB, State M/F Housing, Westport Development, Series A, AMT, VRDN, 0.37%, 8/07/09 (a)	49,000	49,000,000
New York City IDA, RB, Eagle Trust Receipts, Series 2006-0112A, VRDN, 0.60%, 8/07/09 (a)(b)(c)	25,475	25,475,000
New York City Municipal Water Finance Authority, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts, Series 2009- 0046A, VRDN, 0.48%, 8/07/09 (a)(b)(c)	31,430	31,430,000
New York City Municipal Water Finance Authority, Eagle Tax-Exempt Trust, RB, Eagle Trust Receipts, Series 2009- 0047A, VRDN, 0.48%, 8/07/09 (a)(b)(c)	10,000	10,000,000
New York City Municipal Water Finance Authority, RB, 2nd General, Fiscal 2008, Series BB-1, VRDN, 0.30%, 8/03/09 (a)	10,000	10,000,000
New York City Municipal Water Finance Authority, RB, Municipal Trust Receipts Floaters, Series 2843, VRDN, 0.36%, 8/07/09 (a)(b)(c)	24,565	24,565,000
New York City Municipal Water Finance Authority, RB, Municipal Trust Receipts Floaters, Series 1501, VRDN, 0.34%, 8/07/09 (a)(b)(c)	11,900	11,900,000
New York City Municipal Water Finance Authority, RB, PUTTERS, Series 3026, VRDN, 0.32%, 8/07/09 (a)(b)(c)	4,000	4,000,000
New York City Municipal Water Finance Authority, RB, ROC-RR-II-R-12309, VRDN, 0.45%, 8/07/09 (a)(b)(c)	21,495	21,495,000
New York City Municipal Water Finance Authority, RB, ROC-RR-II-R-406, VRDN, 0.38%, 8/07/09 (a)(b)(c)	24,135	24,135,000
New York City Municipal Water Finance Authority, TECP, 0.55%, 8/14/09	13,500	13,500,000
New York City Transitional Finance Authority, RB, Future Tax Secured, Series A-1, VRDN, 0.30%, 8/07/09 (a)	49,470	49,470,000
New York City Transitional Finance Authority, RB, New York City Recovery, Series 3 Sub Series 3E, VRDN, 0.30%, 8/03/09 (a)	10,000	10,000,000
New York Local Government Assistance Corp., RB, Sub Lien, Series 4V, VRDN, 0.80%, 8/07/09 (a)	16,000	16,000,000
New York Mortgage Agency/New York, RB, State S/F Housing, Series 159, VRDN, 0.30%, 8/07/09 (a)	6,500	6,500,000
New York State Dormitory Authority, RB, Eagle Trust Receipts, Series 2007- 0002A, VRDN, 0.38%, 8/07/09 (a)(b)(c)	20,000	20,000,000

Municipal Bonds	Par (000)	Value

New York (concluded)
New York State Dormitory Authority, RB, Mental Health, Remarketed VRDN, 0.35%, 8/03/09 (a)	$75,715	$75,715,000
New York State Environmental Facilities Corp., RB, ROC-RR-II-R-12273, VRDN, 0.38%, 8/07/09 (a)(b)(c)	5,710	5,710,000
New York State Urban Development Corp., RB, Service Contract, Series A-2, VRDN, 0.38%, 8/07/09 (a)	40,000	40,000,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS Trust, RB, Series 3194, AMT, VRDN, 0.47%, 8/07/09 (a)(b)(c)	47,990	47,990,000
Poughkeepsie IDA, RB, Manor at Woodside Project, AMT, VRDN, 0.55%, 8/07/09 (a)	15,725	15,725,000
Sales Tax Asset Receivable Corp., RB, Municipal Trust Receipts Floaters, Series 2901, VRDN, 0.36%, 8/07/09 (a)(b)(c)	32,545	32,545,000
Sales Tax Asset Receivable Corp., RB, ROC- RR-II-R-10395, VRDN, 0.45%, 8/07/09 (a)(b)(c)	33,905	33,905,000
Triborough Bridge & Tunnel Authority, RB, Series A, VRDN, 1.00%, 8/07/09 (a)	29,415	29,415,000

		759,335,000

North Carolina—1.9%
BB&T Municipal Trust, RB, Municipal Trust Receipts Floaters, Series 1016, VRDN, 0.36%, 8/07/09 (a)(b)	19,945	19,945,000
Charlotte-Mecklenburg Hospital Authority, RB, Carolinas Healthcare System, Series B, VRDN, 0.35%, 8/03/09 (a)	10,300	10,300,000
Charlotte-Mecklenburg Hospital Authority, RB, Series F, VRDN, 1.00%, 8/07/09 (a)	45,305	45,305,000
Charlotte-Mecklenburg Hospital Authority, RB, Series G, VRDN, 2.30%, 8/07/09 (a)	19,800	19,800,000
County of Forsyth North Carolina, GO, Series B, VRDN, 0.34%, 8/07/09 (a)	7,250	7,250,000
Mecklenburg County North Carolina, GO, 7 Month Windows, Series D, VRDN, 0.47%, 8/07/09 (a)	9,000	9,000,000
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas LLC, Series A, AMT, VRDN, 0.42%, 8/07/09 (a)	11,000	11,000,000
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas LLC, Series B, AMT, VRDN, 0.53%, 8/07/09 (a)	7,000	7,000,000
North Carolina Medical Care Commission, RB, Iredell Memorial Hospital, Inc., VRDN, 0.35%, 8/03/09 (a)	7,460	7,460,000
North Carolina Medical Care Commission, RB, Moses H. Cone Health System, Series B, VRDN, 0.38%, 8/07/09 (a)	10,300	10,300,000
North Carolina Medical Care Commission, RB, ROC-RR-II-R-10313, VRDN, 0.49%, 8/07/09 (a)(b)(c)	12,500	12,500,000
North Carolina Medical Care Commission, RB, WakeMed, Series B, VRDN, 0.34%, 8/07/09 (a)	9,400	9,400,000
North Carolina State Education Assistance Authority, RB, Student Loan, Series A-2, AMT, VRDN, 0.42%, 8/07/09 (a)	14,000	14,000,000
Raleigh Durham Airport Authority, RB, Series A, AMT, VRDN, 0.65%, 8/07/09 (a)	100,690	100,690,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009	10

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
University of North Carolina at Chapel Hill, RB, ROC-RR-II-R-11292, VRDN, 0.39%, 8/07/09 (a)(b)(c)	$3,075	$3,075,000

		287,025,000

Ohio—2.2%
Akron Bath Copley Joint Township Hospital District, RB, Hospital Facilities Summa Health System, Series B, VRDN, 0.37%, 8/07/09 (a)	25,000	25,000,000
City of Columbus Ohio, GO, Transportation Projects, Limited Tax Notes Series 1, 2.50%, 12/16/09	7,000	7,035,832
City of Cuyahoga Falls Ohio, GO, Various Purposes, Limited Tax, 2.75%, 12/09/09	2,500	2,511,231
City of Fairfield Ohio, GO, Golf Course Improvement Project, BAN, 2.25%, 10/30/09	500	500,475
City of Mason Ohio, GO, Community Center Project, BAN, 2.00%, 7/28/10	4,650	4,650,000
City of Oregon Ohio, GO, Various Purposes Project, BAN, 2.50%, 9/09/09	3,975	3,977,970
Cleveland Ohio, Eagle Tax-Exempt Trust, RB, Series 983501, VRDN, 0.46%, 8/07/09 (a)(b)(c)	15,000	15,000,000
County of Butler Ohio, GO, Various Purposes Project, BAN:
1.25%, 8/05/10	6,858	6,895,307
VRDN, 2.25%, 8/0/09 (a)	4,648	4,648,188
County of Cuyahoga Ohio, GO, BAN, 2.50%, 12/23/09	15,000	15,083,683
County of Franklin Ohio, RB, Nationwide Children’s Hospital, Series C, VRDN, 0.30%, 8/07/09 (a)	13,130	13,130,000
County of Franklin Ohio, RB, Nationwide Children’s Hospital, Series D, VRDN, 0.30%, 8/07/09 (a)	8,620	8,620,000
County of Franklin Ohio, RB, Nationwide Children’s Hospital, Series E, VRDN, 0.28%, 8/07/09 (a)	16,270	16,270,000
County of Hamilton Ohio, RB, Episcopal Retirement Homes, Inc., Series A, VRDN, 2.35%, 8/07/09 (a)	6,100	6,100,000
County of Hamilton Ohio, RB, Episcopal Retirement Homes, Inc., Series B, VRDN, 2.35%, 8/07/09 (a)	10,395	10,395,000
County of Lucas Ohio, GO, Various Purposes Project, Series 1, BAN, 2.25%, 9/17/09	6,805	6,809,530
County of Marion Ohio, GO, University Drive Project, BAN, 2.75%, 12/02/09	900	901,457
County of Miami Ohio, GO, Various Purposes Project, BAN, 2.50%, 11/24/09	1,250	1,251,894
Montgomery County Ohio, TECP, Series 98-B:
1.15%, 8/04/09	25,000	25,000,000
1.15%, 8/06/09	42,300	42,300,000
Ohio Air Quality Development Authority, RB, Cincinnati Gas & Electric, Series B, VRDN, 0.80%, 8/07/09 (a)	1,300	1,300,000
Ohio Air Quality Development Authority, RB, Pollution Control, FirstEnergy Generation, Series A, VRDN, 2.50%, 8/07/09 (a)	46,420	46,420,000
Ohio State Higher Educational Facility Commission, RB, Eagle Trust Receipts, Series 2007-0041A, VRDN, 0.51%, 8/07/09 (a)(b)(c)	47,400	47,400,000
Olentangy Local School District Ohio, GO, Eclipse Funding Trust, Series 2007- 0007, VRDN, 0.31%, 8/07/09 (a)(c)	15,165	15,165,000

Municipal Bonds	Par (000)	Value

Ohio (concluded)
Princeton City School District, GO, Municipal Trust Receipts Floaters, Series 50-A, VRDN, 0.36%, 8/07/09 (a)(b)(c)	$2,370	$2,370,000
Rickenbacher Port Authority, RB, ROC-RR-II- R-591CE, VRDN, 0.61%, 8/07/09 (a)(b)(c)	5,700	5,700,000

		334,435,567

Oklahoma—0.3%
Oklahoma Development Finance Authority, RB, ConocoPhillips Co. Project, AMT, VRDN, 0.48%, 8/07/09 (a)	29,300	29,300,000
Oklahoma Development Finance Authority, RB, ConocoPhillips Holding Co. Project, AMT, VRDN, 0.48%, 8/07/09 (a)	10,000	10,000,000
Tulsa Airports Improvement Trust, RB, Tulsa International Airport, Series C, AMT, VRDN, 0.50%, 8/07/09 (a)	10,180	10,180,000

		49,480,000

Oregon—0.8%
Clackamas County Hospital Facility Authority, RB, Senior Living Facilities, Mary’s Woods at Marylhurst, VRDN, 0.40%, 8/07/09 (a)	9,855	9,855,000
Oregon State Department of Transportation, RB, Sub Lien, Series B-1, VRDN, 0.55%, 8/07/09 (a)	41,245	41,245,000
Oregon State Department of Transportation, RB, Sub Lien, Series B-2, VRDN, 0.55%, 8/07/09 (a)	40,435	40,435,000
Oregon State Facilities Authority, RB, Childpeace Montessori, Series A, VRDN, 0.32%, 8/07/09 (a)	7,000	7,000,000
Oregon State Facilities Authority, RB, Oregon Episcopal School Projects, Series A, VRDN, 0.34%, 8/07/09 (a)	7,000	7,000,000
Oregon State Facilities Authority, RB, Peacehealth, Series A, VRDN, 0.23%, 8/07/09 (a)	13,550	13,550,000

		119,085,000

Pennsylvania—3.3%
Berks County Municipal Authority, RB, Reading Hospital & Medical Center, Series A-2, VRDN, 0.32%, 8/07/09 (a)	9,800	9,800,000
City of Philadelphia Pennsylvania, RB, Eagle Trust Receipts, Series 720020035A, VRDN, 0.51%, 8/07/09 (a)(b)(c)	9,900	9,900,000
City of Philadelphia Pennsylvania, RB, VRDN, 0.70%, 8/07/09 (a)	33,090	33,090,000
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series B, VRDN, 0.35%, 8/03/09 (a)	6,000	6,000,000
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series C, VRDN, 0.35%, 8/03/09 (a)	20,750	20,750,000
Emmaus General Authority, RB, VRDN, 0.54%, 8/07/09 (a)	12,510	12,510,000
Emmaus General Authority, RB, Loan Program, Series A, Remarketed, VRDN, 0.32%, 8/07/09 (a)	12,100	12,100,000
Lancaster County Hospital Authority, RB, Masonic Homes of Grand Lodge Project, Series D, VRDN, 0.35%, 8/03/09 (a)	13,000	13,000,000
Lancaster County Hospital Authority, RB, Masonic Homes Project, Series A, VRDN, 0.35%, 8/03/09 (a)	9,760	9,760,000

11	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB, Republic Services, Inc. Project, AMT, VRDN, 0.55%, 8/07/09 (a)	$8,000	$8,000,000
Pennsylvania Economic Development Financing Authority, Macon Trust Certificates RB, Series V, AMT, VRDN, 1.11%, 8/07/09 (a)(c)	13,500	13,500,000
Pennsylvania Higher Educational Facilities Authority, RB, Thomas Jefferson University, Series B, VRDN, 0.28%, 8/07/09 (a)	5,905	5,905,000
Pennsylvania HFA S/F Mortgage, RB, Series 84D, AMT, VRDN, 0.55%, 8/07/09 (a)	18,335	18,335,000
Pennsylvania HFA, RB, Municipal Trust Receipts Floaters, Series 2998, AMT, VRDN, 0.41%, 8/07/09 (a)(b)(c)	10,840	10,840,000
Pennsylvania HFA, RB, Rental Housing, Series D, VRDN, 0.40%, 8/07/09 (a)	5,110	5,110,000
Pennsylvania HFA, RB, Series 2006-94B, AMT, VRDN, 0.55%, 8/07/09 (a)	25,165	25,165,000
Pennsylvania State, Clipper Tax-Exempt Certificate Trust, RB, Series 2007, AMT, VRDN, 0.44%, 8/07/09 (a)(c)	17,385	17,385,000
Pennsylvania Turnpike Commission, RB, Series A-1, VRDN, 0.43%, 8/07/09 (a)	71,465	71,465,000
Pennsylvania Turnpike Commission, RB, Series U, VRDN, 1.00%, 8/07/09 (a)	84,560	84,560,000
Philadelphia Authority for Industrial Development, RB, Liberty Lutheran Services Project, VRDN, 0.35%, 8/07/09 (a)	17,910	17,910,000
Philadelphia Authority for Industrial Development, RB, Series B, Remarketed, VRDN, 0.30%, 8/07/09 (a)	50,000	50,000,000
Philadelphia School District, GO, Subseries A-2, VRDN, 0.40%, 8/07/09 (a)	18,475	18,475,000
Southcentral General Authority, RB, Wellspan Health Group, Series C, VRDN, 0.42%, 8/07/09 (a)	8,400	8,400,000
Venango Pennsylvania, TECP, 2.50%, 8/04/09	5,093	5,093,000
Venango Pennsylvania, TECP, Series 922600, 2.50%, 8/03/09	10,000	10,000,000

		497,053,000

Puerto Rico—0.8%
Commonwealth of Puerto Rico, GO, Series B-3, Remarketed, VRDN, 1.20%, 8/07/09 (a)	21,950	21,950,000
Commonwealth of Puerto Rico, GO, Series B-4, Remarketed, VRDN, 1.20%, 8/07/09 (a)	6,800	6,800,000
Puerto Rico Highway & Transportation Authority, RB, ROC-RR-II-R-10327CE, VRDN, 1.26%, 8/07/09 (a)(b)(c)	3,000	3,000,000
Puerto Rico, Austin Trust, GO, Various Certificates, Series 2008-355, VRDN, 0.81%, 8/07/09 (a)(c)	85,700	85,700,000

		117,450,000

Rhode Island—0.4%
Rhode Island Health & Educational Building Corp., RB, Bryant University, VRDN, 0.25%, 8/07/09 (a)	9,900	9,900,000
Rhode Island Health & Educational Building Corp., RB, Roger Williams University, Series A, VRDN, 0.40%, 8/07/09 (a)	10,975	10,975,000

Municipal Bonds	Par (000)	Value

Rhode Island (concluded)
Rhode Island Housing & Mortgage Finance Corp., JP Morgan Chase PUTTERS Trust, RB, Series 3210, VRDN, 0.34%, 8/07/09 (a)(b)(c)	$14,905	$14,905,000
Rhode Island Housing & Mortgage Finance Corp., RB, Groves at Johnston Project, AMT, VRDN, 1.40%, 8/07/09 (a)	17,500	17,500,000
Rhode Island Housing & Mortgage Finance Corp., RB, State M/F Mortgage, Smith Building, Series A, AMT, VRDN, 0.65%, 8/07/09 (a)	2,175	2,175,000
State of Rhode Island, RB, Immunex Corp. Sewer Project, AMT, VRDN, 0.67%, 8/07/09 (a)	3,020	3,020,000

		58,475,000

South Carolina—1.3%
County of Berkeley South Carolina, GO, BAN, 1.25%, 5/28/10	9,100	9,156,911
County of Berkeley South Carolina, RB, Nucor Corp. Project, AMT, VRDN, 0.60%, 8/07/09 (a)	9,400	9,400,000
County of Berkeley South Carolina, RB, Nucor Corp. Project, Series A, AMT, VRDN, 0.50%, 8/07/09 (a)	15,000	15,000,000
County of Darlington South Carolina, RB, Nucor Corp. Project, Series A, AMT, VRDN, 0.50%, 8/07/09 (a)	4,100	4,100,000
Greenville County School District, RB, Municipal Trust Receipts Floaters, Series 2056, VRDN, 0.31%, 8/07/09 (a)(b)(c)	7,440	7,440,000
Greenville County School District, RB, Municipal Trust Receipts Floaters, Series 43TP, VRDN, 0.31%, 8/07/09 (a)(b)(c)	9,615	9,615,000
Greenville County South Carolina School District, JP Morgan Chase PUTTERS Trust, RB, Series 3165, VRDN, 0.34%, 8/07/09 (a)(b)(c)	15,995	15,995,000
Greenville Hospital System Board, RB, Series C, VRDN, 0.40%, 8/07/09 (a)	4,500	4,500,000
Piedmont Municipal Power Agency, RB, Series C, VRDN, 0.80%, 8/07/09 (a)	2,300	2,300,000
South Carolina Jobs-EDA, RB, Core Materials Corp. Project, AMT, VRDN, 3.00%, 8/07/09 (a)	2,775	2,775,000
South Carolina Jobs-EDA, RB, Electric City Printing Co. Project, AMT, VRDN, 0.64%, 8/07/09 (a)	2,800	2,800,000
South Carolina Jobs-EDA, RB, Giant Cement Holding, Inc., AMT, VRDN, 0.44%, 8/07/09 (a)	39,000	39,000,000
South Carolina Jobs-EDA, RB, University Medical Associates Refinance Project, VRDN, 0.35%, 8/03/09 (a)(c)	29,000	29,000,000
South Carolina State Public Service Authority, RB, Eclipse Funding Trust Series 2006-0064, VRDN, 0.31%, 8/07/09 (a)(c)	24,810	24,810,000
South Carolina Transportation Infrastructure Bank, RB, Series B1, Remarketed, VRDN, 0.40%, 8/07/09 (a)	8,180	8,180,000
South Carolina Transportation Infrastructure Bank, RB, Series B2, Remarketed, VRDN, 0.33%, 8/07/09 (a)	7,180	7,180,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009	12

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

South Carolina (concluded)
State of South Carolina, GO, ROC-RR-II-R- 692WF, VRDN, 0.34%, 8/07/09 (a)(b)(c)	$4,090	$4,090,000

		195,341,911

Tennessee—4.0%
Blount County Tennessee Public Building Authority, RB, Eclipse Funding Trust, Series 2007-0005, VRDN, 0.31%, 8/07/09 (a)(c)	27,600	27,600,000
City of Memphis Tennessee, GO, BAN, 2.00%, 5/18/10	10,000	10,115,358
Clarksville Public Building Authority, RB, Pooled Financing, Tennessee Municipal Bond Fund, VRDN, 0.35%, 8/03/09 (a)	14,700	14,700,000
County of Shelby Tennessee, GO, Public Improvements-School, Series B, VRDN, 0.25%, 8/07/09 (a)	76,770	76,770,000
County of Shelby Tennessee, GO, Series C, VRDN, 1.00%, 8/07/09 (a)	59,750	59,750,000
County of Shelby Tennessee, TECP, Series 2008A:
0.45%, 9/10/09	37,300	37,300,000
0.55%, 9/11/09	21,000	21,000,000
Memphis-Shelby County Tennessee Sports Authority, Clipper Tax-Exempt Certificate Trust, RB, Series 2007-22, AMT, VRDN, 0.38%, 8/07/09 (a)(c)	12,795	12,795,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Ascension Health, VRDN, 0.56%, 8/07/09 (a)	17,675	17,675,000
Metropolitan Nashville Airport Authority, RB, Series A, VRDN, 0.34%, 8/07/09 (a)	5,500	5,500,000
Montgomery County Public Building Authority, RB, Tennessee County Loan Pool, VRDN (a):
0.35%, 8/03/09	97,075	97,075,000
0.40%, 8/07/09	11,080	11,080,000
Municipal Energy Acquisition Corp., RB, PUTTERS, Series 1578, VRDN, 0.41%, 8/07/09 (a)(b)(c)	115,060	115,060,000
Municipal Energy Acquisition Corp., RB, PUTTERS, Series 1579, VRDN, 0.41%, 8/07/09 (a)(b)(c)	28,635	28,635,000
Sevier County Public Building Authority, RB, Local Government Public Improvement Series VII-E-1, VRDN, 0.40%, 8/07/09 (a)	7,000	7,000,000
Shelby County Health Educational & Housing Facilities Board, RB, Arbors of Germantown Project, VRDN, 0.34%, 8/07/09 (a)	11,800	11,800,000
Shelby County Health Educational & Housing Facilities Board, RB, Trezevant Manor Project, Series B, VRDN, 0.36%, 8/07/09 (a)	6,000	6,000,000
Shelby County Tennessee, TECP, Series 2008A:
0.60%, 8/04/09	18,000	18,000,000
0.50%, 9/09/09	12,700	12,700,000
Tennergy Corp., RB, BNP Paribas STARS Certificates Trust, Series 2006-001, VRDN, 0.41%, 8/07/09 (a)(c)	10,385	10,385,000

		600,940,358

Texas—13.5%
Brazos Harbor IDC, RB, ConocoPhillips Co. Project, AMT, VRDN, 0.48%, 8/07/09 (a)	6,000	6,000,000
Brazos River Harbor Navigation District, RB, BASF Corp. Project, AMT, VRDN, 0.85%, 8/07/09 (a)	24,500	24,500,000
Brazos River Harbor Navigation District, RB, Multi-Mode, BASF Corp. Project, AMT, VRDN, 0.85%, 8/07/09 (a)	20,000	20,000,000

Municipal Bonds	Par (000)	Value

Texas (continued)
City of Austin Texas, RB, Sub Lien, Sub Series A, VRDN, 0.50%, 08/07/09 (a)	$12,820	$12,820,000
City of Dallas Texas, RB, ROC-RR-II-R- 12279, VRDN, 0.46%, 8/07/09 (a)(b)(c)	22,290	22,290,000
City of Houston Texas, RB, 1st Lien, Series B1, Remarketed, VRDN, 0.40%, 08/07/09 (a)	47,950	47,950,000
City of Houston Texas, RB, First Lien A-1, VRDN, 0.40, 08/07/09 (a)	38,700	38,700,000
City of Houston Texas, Refunding RB, First Lien-B4, VRDN, 0.40%, 8/07/09 (a)	22,145	22,145,000
City of San Antonio Texas, RB, Eagle Trust Receipts, Series 2006-0005A, VRDN, 0.44%, 8/07/09 (a)(b)(c)	7,500	7,500,000
City of San Antonio Texas, RB, Eagle Trust Receipts, Series 720053010A, VRDN, 0.46%, 8/07/09 (a)(b)(c)	34,550	34,550,000
County of Bexar Texas, GO, PUTTERS, Series 537, VRDN, 0.56%, 8/07/09 (a)(b)(c)	3,975	3,975,000
County of Denton Texas, GO, Municipal Trust Receipts Floaters, Series 117, VRDN, 0.30%, 8/03/09 (a)(b)(c)	8,930	8,930,000
County of Harris Texas, RB, Municipal Trust Receipts Floaters, Series 31-A, VRDN, 0.36%, 8/07/09 (a)(b)(c)	14,000	14,000,000
County of Harris Texas, RB, ROC-RR-II-R- 12275, VRDN, 0.46%, 8/07/09 (a)(b)(c)	5,575	5,575,000
County of Harris Texas, RB, Toll Road, Senior Lien, Series B2, VRDN, 2.00%, 8/15/21 (a)	45,000	45,679,500
Cypress-Fairbanks Independent School District, GO, ROC-RR-II-R-12104, VRDN, 0.39%, 08/07/09 (a)(b)(c)	29,700	29,700,000
Cypress-Fairbanks ISD, GO, Municipal Trust Receipts Floaters, Series 86TP, VRDN, 0.31%, 08/07/09 (a)(b)(c)	6,525	6,525,000
Del Valle Independent School District Texas, GO, PUTTERS, Series 1946, VRDN, 0.44%, 8/07/09 (a)(b)(c)	17,265	17,265,000
Denton Independent School District, GO, PUTTERS, Series 2603, VRDN, 0.36%, 8/07/09 (a)(b)(c)	7,425	7,425,000
Dickinson Independent School District, GO, Schoolhouse, Series A, VRDN, 3.00%, 8/01/09 (a)	15,000	15,200,683
Eagle Mountain & Saginaw Independent School District, GO, Municipal Trust Receipts Floaters, Series 141, VRDN, 0.40%, 08/07/09 (a)(b)(c)	12,000	12,000,000
Fort Worth Independent School District, GO, PUTTERS, Series 2582, VRDN, 0.36%, 8/07/09 (a)(b)(c)	8,515	8,515,000
Fort Worth Texas, Deutsche Bank SPEARS Trust, RB, Series 515, VRDN, 0.36%, 8/07/09 (a)(b)(c)	18,995	18,995,000
Galena Park Independent School District, GO, Municipal Trust Receipts Floaters, Series 154, VRDN, 0.36%, 8/07/09 (a)(b)(c)	11,065	11,065,000
Grand Prairie Texas Independent School District, GO, Eclipse Funding Trust Series 2007-0067, VRDN, 0.31%, 8/07/09 (a)(c)	5,054	5,054,500
Gregg County Health Facilities Development Corp., RB, Good Shepherd Medical Center Project, Series C, VRDN, 0.43%, 08/03/09 (a)	34,100	34,100,000

13	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (continued)
Gregg County Health Facilities Development Corp., RB, Good Shepherd Medical Center Project, VRDN, 0.41%, 8/07/09 (a)	$20,115	$20,115,000
Gulf Coast IDA, RB, Citgo Project, AMT, VRDN, 0.40%, 8/03/09 (a)	25,000	25,000,000
Gulf Coast Waste Disposal Authority, RB, Air Products & Chemicals Project, AMT, VRDN, 0.50%, 8/07/09 (a)	2,800	2,800,000
Gulf Coast Waste Disposal Authority, RB, Air Products, Inc. Project, AMT, VRDN, 0.50%, 08/07/09 (a)	29,500	29,500,000
Harris County Health Facilities Development Corp., RB, Methodist Hospital System, Series A-2, VRDN, 0.30%, 8/03/09 (a)	9,500	9,500,000
Harris County Health Facilities Development Corp., RB, Methodist Hospital System, Series A-3, VRDN, 0.30%, 8/03/09 (a)	10,500	10,500,000
Harris County Health Facilities Development Corp., RB, Saint Luke’s Episcopal Health, Series A, VRDN, 0.90%, 8/07/09 (a)	70,500	70,500,000
Harris County Hospital District, RB, ROC-RR- II-R-12075, VRDN, 0.51%, 8/07/09 (a)(b)(c)	17,000	17,000,000
Harris County Texas, Clipper Tax-Exempt Certificate Trust, GO, Series 2007-46, AMT, VRDN, 0.44%, 8/07/09 (a)(c)	10,360	10,360,000
Humble Texas Independent School District, GO, Eclipse Funding Trust, Series 2006- 0020, VRDN, 0.31%, 8/07/09 (a)(c)	14,500	14,500,000
Jewett EDC Industrial Development, RB, Nucor Corp. Project, AMT, VRDN, 0.60%, 8/07/09 (a)	6,200	6,200,000
Keller Independent School District, GO, Municipal Trust Receipts Floaters, Series 111, VRDN, 0.35%, 08/03/09 (a)(b)(c)	33,700	33,700,000
Lake Travis Independent School District, GO, PUTTERS, Series 1882, VRDN, 0.36%, 8/07/09 (a)(b)(c)	9,770	9,770,000
Lubbock Health Facilities Development Corp., RB, Saint Joseph Health System, Series A, VRDN, 0.33%, 8/07/09 (a)	9,090	9,090,000
Port Arthur Navigation District, RB, Air Products & Chemicals Project, AMT, VRDN, 0.50%, 08/07/09 (a)	42,500	42,500,000
Port Houston Authority, JPMorgan Chase PUTTERS Trust, GO, Series 3170, AMT, VRDN, 0.49%, 8/07/09 (a)(b)(c)	25,215	25,215,000
Port of Corpus Christi Authority of Nueces County Texas, RB, Flint Hills Resources LP, Series A, AMT, VRDN, 0.71%, 8/07/09 (a)	10,250	10,250,000
Port of Port Arthur Navigation District, RB, BASF Corp. Project, Series A, AMT, VRDN, 0.85%, 8/07/09 (a)	15,000	15,000,000
Port of Port Arthur Navigation District, RB, Motiva Enterprises LLC Project, AMT, VRDN, 0.45%, 08/07/09 (a)	22,035	22,035,000
Port of Port Arthur Navigation District, RB, Motiva Enterprises LLC Project, AMT, VRDN, 0.44%, 8/07/09 (a)	7,200	7,200,000
Port of Port Arthur Navigation District, RB, Multi-Mode (Atofina Project) Series B, VRDN, 0.36%, 8/07/09 (a)	10,000	10,000,000

Municipal Bonds	Par (000)	Value

Texas (concluded)
Port of Port Arthur Navigation District, RB, Total Petrochemicals Project, AMT, VRDN, 0.36%, 8/07/09 (a)	$50,000	$50,000,000
State of Texas, GO, College Student Loan, AMT, VRDN, 0.52%, 08/03/09 (a)	20,520	20,520,000
State of Texas, GO, Eagle Trust Receipts Series 2007-0090A, VRDN, 0.39%, 8/07/09 (a)(b)(c)	29,195	29,195,000
State of Texas, GO, ROC-RR-II-R-11082, VRDN, 0.39%, 8/07/09 (a)(b)(c)	7,545	7,545,000
State of Texas, GO, Series 2008, TRAN, 3.00%, 8/28/09	837,500	838,282,176
State of Texas, GO, Veterans Housing, Series A-2, AMT, VRDN, 0.45%, 8/07/09 (a)	6,000	6,000,000
Texas A&M University, RB, ROC-RR-II-R- 11085, VRDN, 0.39%, 8/07/09 (a)(b)(c)	4,585	4,585,000
Texas Department of Housing & Community Affairs, RB, ROC-RR-II-R- 11215WF, AMT, VRDN, 0.47%, 8/07/09 (a)(b)(c)	10,000	10,000,000
Texas Municipal Gas Acquisition & Supply Corp. II, RB, BNP Paribas STARS Certificates Trust Series 2007-042-19, VRDN, 0.34%, 8/07/09 (a)(c)	63,650	63,650,000
Texas Municipal Gas Acquisition & Supply Corp. II, RB, ROC-RR-II-R-10014, VRDN, 0.49%, 08/07/09 (a)(b)(c)	39,510	39,510,000
Texas State Turnpike Authority, RB, ROC- RR-II-R-12248, VRDN, 0.51%, 8/07/09 (a)(b)(c)	24,750	24,750,000
Trinity River Authority, RB, Community Waste Disposal Project, AMT, VRDN, 0.44%, 08/07/09 (a)	4,170	4,170,000
Waco Texas, RB, Eclipse Funding Trust Series 2007-0040, VRDN, 0.31%, 8/07/09 (a)(c)	10,485	10,485,000
West Harris County Texas Regional Water Authority, RB, Eclipse Funding Trust Series 2007-0103, VRDN, 0.30%, 8/07/09 (a)(c)	10,320	10,320,000
West Side Calhoun County Naval District, RB, BP Chemicals, Inc. Project, AMT, VRDN, 0.40%, 8/03/09 (a)	14,000	14,000,000

		2,014,206,859

Utah—0.9%
City of Murray Utah, RB, IHC Health Services, Inc., Series C, VRDN, 0.33%, 8/03/09 (a)	20,000	20,000,000
City of Murray Utah, RB, IHC Health Services, Inc., Series D, VRDN, 0.33%, 8/03/09 (a)	30,000	30,000,000
County of Carbon Utah, RB, PacifiCorp, Remarketed, VRDN, 0.37%, 8/07/09 (a)	3,800	3,800,000
County of Emery Utah, RB, PacifiCorp, Remarketed, VRDN, 0.35%, 8/07/09 (a)	12,000	12,000,000
Utah Housing Corp., RB, State M/F Housing, Series DCl, AMT, VRDN, 0.80%, 8/07/09 (a)	17,000	17,000,000
Utah Housing Corp., RB, State S/F Housing, Series B2C, VRDN, 1.65%, 8/07/09 (a)	11,075	11,075,000
Utah Housing Corp., RB, State S/F Housing, Series DCl, AMT, VRDN, 0.80%, 8/07/09 (a)	10,540	10,540,000
Utah Housing Corp., RB, State S/F Housing, Series E1C, VRDN, 0.35%, 8/07/09 (a)	13,000	13,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009	14

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Utah (concluded)
Utah Housing Corp., RB, State S/F Housing, Series GCl, AMT, VRDN, 0.80%, 8/07/09 (a)	$15,935	$15,935,000
Utah Transit Authority, RB, PUTTERS Series 1107B, VRDN, 0.56%, 8/07/09 (a)(b)(c)	4,855	4,855,000

		138,205,000

Vermont—0.1%
Vermont Educational & Health Buildings Financing Agency, RB, Landmark College, Inc. Project, Series A, VRDN, 0.35%, 8/03/09 (a)	3,250	3,250,000
Vermont Student Assistance Corp., RB, Senior Series C-1, AMT, VRDN, 0.43%, 8/07/09 (a)	15,000	15,000,000

		18,250,000

Virginia—1.4%
Capital Beltway Funding Corp., RB, Senior Lien, I-495 Hot Lanes, Series D, AMT, VRDN, 0.41%, 8/07/09 (a)	6,000	6,000,000
Charlottesville IDA, RB, University of Virginia Foundation Projects, Series B, VRDN, 0.38%, 8/07/09 (a)	11,055	11,055,000
Fairfax County IDA, RB, Inova Health System Project, Series A-1, VRDN, 0.95%, 8/07/09 (a)	35	35,000
Lexington IDA, RB, MERLOTS Trust Receipts Series E01, VRDN, 0.33%, 8/07/09 (a)(b)(c)	5	5,000
Lexington IDA, RB, VMI Development Board, Inc. Project, VRDN, 0.35%, 8/03/09 (a)	2,000	2,000,000
Norfolk Redevelopment & Housing Authority, RB, Old Dominion University Project, VRDN, 0.35%, 8/03/09 (a)	26,000	26,000,000
Sussex County IDA, RB, McGill Environmental Systems, AMT, VRDN, 0.47%, 8/07/09 (a)	1,920	1,920,000
Virginia College Building Authority, Barclays Capital Municipal Trust Receipts, RB, Municipal Trust Receipts Floaters (a)(b)(c):
Series 3B, VRDN, 0.41%, 8/07/09	3,335	3,335,000
Series 4B, VRDN, 0.41%, 8/07/09	3,335	3,335,000
Virginia College Building Authority, JPMorgan Chase PUTTERS Trust, RB, Series 3276, VRDN, 0.34%, 8/07/09 (a)(b)(c)	4,055	4,055,000
Virginia College Building Authority, RB, 21st Century College, Series B, VRDN, 0.35%, 8/03/09 (a)	3,800	3,800,000
Virginia Commonwealth University, RB, Series B, VRDN, 0.30%, 08/03/09 (a)	3,750	3,750,000
Virginia HDA, RB, MERLOTS Trust Receipts Series C42, AMT, VRDN, 0.43%, 8/07/09 (a)(b)(c)	3,470	3,470,000
Virginia Port Authority, RB, Series 2009 BAN, 2.00%, 5/18/10	15,000	15,179,360
Virginia Small Business Financing Authority, RB, Carilion Medical Center, Series A, VRDN, 0.35%, 08/03/09 (a)	44,600	44,600,000
Virginia Small Business Financing Authority, RB, Carilion Medical Center, Series B, VRDN, 0.35%, 08/03/09 (a)	81,300	81,300,000

		209,839,360

Washington—2.4%
Chelan County Washington Public Utilities District, RB, Eclipse Funding Trust, Series 2007-0047, VRDN, 0.31%, 8/07/09 (a)(c)	11,465	11,465,000

Municipal Bonds	Par (000)	Value

Washington (continued)
City of Bellevue Washington, GO, Eagle Trust Receipts, Series 2008-0025A, VRDN, 0.56%, 8/07/09 (a)(b)(c)	$3,050	$3,050,000
City of Seattle Washington, GO, PUTTERS, Series 3024, VRDN, 0.34%, 8/07/09 (a)(b)(c)	4,530	4,530,000
City of Seattle Washington, RB, Municipal Trust Receipts Floaters, Series 85, VRDN, 0.35%, 08/03/09 (a)(b)(c)	26,280	26,280,000
City of Tacoma Washington, GO, PUTTERS, Series 1220, VRDN, 0.56%, 8/07/09 (a)(b)(c)	10,165	10,165,000
Energy Northwest, RB, Series 1A-1, VRDN, 0.38%, 8/07/09 (a)	8,285	8,285,000
King County Washington, Barclays Capital Municipal Trust Receipts, GO, Municipal Trust Receipts Floaters, Series 1W, VRDN, 0.36%, 8/07/09 (a)(b)(c)	4,000	4,000,000
NJB Properties, RB, Eclipse Funding Trust Series 2007-0106, VRDN, 0.31%, 8/07/09 (a)(c)	3,380	3,380,000
Port Bellingham IDC, RB, BP West Coast Products LLC Project, AMT, VRDN, 0.40%, 08/03/09 (a)	50,700	50,700,000
Port of Seattle Washington, GO, Municipal Trust Receipts Floaters, Series 2993, AMT, VRDN, 0.41%, 8/07/09 (a)(b)(c)	10,715	10,715,000
Seattle Housing Authority, RB, Douglas Apartments Project, VRDN, 1.41%, 8/07/09 (a)	5,700	5,700,000
State of Washington, GO, Macon Trust Certificates, Series D, VRDN, 0.41%, 8/07/09 (a)(c)	5,715	5,715,000
State of Washington, GO, PUTTERS, Series 748, VRDN, 0.56%, 8/07/09 (a)(b)(c)	6,690	6,690,000
State of Washington, GO, ROC-RR-II-R- 12285, VRDN, 0.46%, 8/07/09 (a)(b)(c)	22,700	22,700,000
Washington Economic Development Finance Authority, RB, Waste Management, Inc., Series D, AMT, VRDN, 0.45%, 8/07/09 (a)	4,000	4,000,000
Washington Health Care Facilities Authority, RB, Children’s Hospital, Series B, VRDN, 0.40%, 8/07/09 (a)	19,895	19,895,000
Washington Health Care Facilities Authority, RB, Children’s Hospital, VRDN, 0.40%, 8/07/09 (a)	16,870	16,870,000
Washington Health Care Facilities Authority, RB, Municipal Trust Receipts Floaters, Series 3007, VRDN, 0.38%, 8/07/09 (a)(b)(c)	9,000	9,000,000
Washington Health Care Facilities Authority, RB, Overlake Hospital Medical Center, Series C-2, VRDN, 2.50%, 8/07/09 (a)	26,500	26,500,000
Washington Health Care Facilities Authority, RB, Peacehealth, Series B, VRDN, 0.25%, 8/07/09 (a)	5,000	5,000,000
Washington Health Care Facilities Authority, RB, Swedish Health Services, VRDN, 0.42%, 8/07/09 (a)	19,015	19,015,000
Washington Higher Education Facilities Authority, RB, Cornish College of Arts Project, Series A, VRDN, 0.45%, 8/07/09 (a)	11,160	11,160,000
Washington State Housing Finance Commission S/F Housing, RB, Series 1A, AMT, VRDN, 0.44%, 8/07/09 (a)	14,815	14,815,000

15	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Washington (concluded)
Washington State Housing Finance Commission, RB, ECCO Properties Project, Series A, VRDN, 2.20%, 8/07/09 (a)	$15,960	$15,960,000
Washington State Housing Finance Commission, RB, Heatherwood LLC, Series A, AMT, VRDN, 0.44%, 8/07/09 (a)	10,625	10,625,000
Washington State Housing Finance Commission, RB, PUTTERS, Series 1335, AMT, VRDN, 0.66%, 8/07/09 (a)(b)(c)	2,885	2,885,000
Washington State Housing Finance Commission, RB, State M/F Housing, Mill Pointe LP, Series A, Remarketed, AMT, VRDN, 0.44%, 8/07/09 (a)	9,225	9,225,000
Washington State Housing Finance Commission, RB, State M/F Housing, Springfield, Series A, Remarketed, AMT, VRDN, 0.44%, 8/07/09 (a)	11,050	11,050,000
Washington State, Eagle Tax-Exempt Trust, GO, Eagle Trust Receipts Series 2009- 0039A, VRDN, 0.39%, 8/07/09 (a)(b)(c)	10,400	10,400,000

		359,775,000

West Virginia—0.1%
West Virginia EDA, RB, Ohio Power Co. - Sporn Project, Series C, VRDN, 0.34%, 8/07/09 (a)	9,000	9,000,000
West Virginia Higher Education Policy Commission, RB, Eagle Trust Receipts Series 720050018A, VRDN, 0.51%, 8/07/09 (a)(b)(c)	9,900	9,900,000

		18,900,000

Wisconsin—3.0%
City of Milwaukee Wisconsin, GO, Series 2008, RAN, 3.00%, 9/03/09	6,400	6,407,433
Milwaukee Redevelopment Authority, RB, Cathedral Place Parking Facilities Project, VRDN, 0.55%, 08/07/09 (a)	15,295	15,295,000
New Berlin School District, GO, TRAN, 2.50%, 8/26/09	16,500	16,507,896
State of Wisconsin, GO, Municipal Trust Receipts Floaters, Series 2927, VRDN, 0.38%, 8/07/09 (a)(b)(c)	13,050	13,050,000
State of Wisconsin, RB, Series 2009 BAN, 2.50%, 6/15/10	16,750	17,042,736
State of Wisconsin, TECP, Petroleum Inspection Fee, VRDN, 0.40%, 12/07/09 (a)	12,000	12,000,000
State of Wisconsin, TECP, Series 2008, 0.40%, 09/01/09	29,000	29,000,000
State of Wisconsin, TECP, Series 2008, 0.40%, 09/09/09	52,000	52,000,000
State of Wisconsin, TECP, Series 2008, 0.40%, 08/07/09	55,313	55,313,000
State of Wisconsin, TECP, Series 2008, 0.40%, 10/13/09	12,500	12,500,000
University Hospitals & Clinics Authority, RB, Series A, VRDN, 0.38%, 8/07/09 (a)	4,870	4,870,000
Village of Pleasant Prairie Wisconsin, RB, Wisconsin Electric Power Co., Remarketed, VRDN, 0.38%, 8/07/09 (a)	9,100	9,100,000
Wisconsin Health & Educational Facilities Authority, RB, Capital Lakes, Inc., Series B VRDN, 0.43%, 8/07/09 (a)	10,025	10,025,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, Marquette University, Series B-3, VRDN, 0.41%, 8/07/09 (a)	4,100	4,100,000

Municipal Bonds	Par (000)	Value

Wisconsin (concluded)
Wisconsin Housing & EDA, RB, Series G, AMT, VRDN, 1.00%, 8/07/09 (a)	$35,210	$35,210,000
Wisconsin Housing & EDA, RB, Series G, AMT, VRDN, 0.58%, 8/07/09 (a)	16,700	16,700,000
Wisconsin Housing & EDA, RB, State S/F Housing, Series A, AMT, VRDN, 0.68%, 8/07/09 (a)	56,120	56,120,000
Wisconsin State, TECP, Series 2000:
0.45%, 8/14/09	15,000	15,000,000
0.50%, 10/19/09	28,000	28,000,000
Wisconsin State, TECP, Series 2002,
0.40%, 9/09/09	16,000	16,000,000
Wisconsin State, Wells Fargo Stage Trust, RB, Municipal Trust Receipts Floaters Series 2009-10C, VRDN, 0.33%, 8/07/09 (a)(b)(c)	19,940	19,940,000

		444,181,065

Wyoming—0.3%
City of Green River Wyoming, RB, OCI Wyoming LP Project, AMT, VRDN, 0.85%, 8/07/09 (a)	4,600	4,600,000
Wyoming Community Development Authority, RB, Series 2, AMT, VRDN, 0.65%, 8/07/09 (a)	7,430	7,430,000
Wyoming Community Development Authority, RB, Series 3, AMT, VRDN, 0.65%, 8/07/09 (a)	3,910	3,910,000
Wyoming Community Development Authority, RB, Series 4, AMT, VRDN, 0.65%, 8/07/09 (a)	3,500	3,500,000
Wyoming Community Development Authority, RB, Series 6, AMT, VRDN, 0.65%, 8/07/09 (a)	4,050	4,050,000
Wyoming Community Development Authority, RB, Series 7, AMT, VRDN, 0.65%, 8/07/09 (a)	7,450	7,450,000
Wyoming Community Development Authority, RB, Series 8, AMT, VRDN, 0.65%, 8/07/09 (a)	2,500	2,500,000
Wyoming Community Development Authority, RB, State S/F Housing, Series 9, AMT, VRDN, 0.65%, 8/07/09 (a)	4,500	4,500,000

		37,940,000

Total Investments (Cost — $14,958,920,902*) — 100.1%		14,958,920,902
Liabilities in Excess of Other Assets — (0.1)%		(13,216,796)

Net Assets — 100.0%		$14,945,704,106

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009	16

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$14,958,920,902
Level 3	—

Total	$14,958,920,902

1See above Schedule of Investments for values in each security type.

Portfolio Abbreviations

AMT	— Alternative Minimum Tax (subject to)
BAN	— Bond Anticipation Notes
COP	— Certificates of Participation
EDA	— Economic Development Authority
EDC	— Economic Development Corp
GO	— General Obligation Bonds
HDA	— Housing Development Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDC	— Industrial Development Corp.
ISD	— Independent School District
M/F	— Multi-Family
MERLOTS	— Municipal Extendible Receipts
PUTTERS	— Puttable Tax-Exempt Receipts
RAN	— Revenue Anticipation Notes
RB	— Revenue Bonds
ROC	— Reset Option Certificates
S/F	— Single Family
SPEARS	— Short Puttable Exempt Adjustable Receipts
TAN	— Tax Anticipation Notes
TECP	— Tax-Exempt Commercial Paper
TRAN	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

17	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments July 31, 2009 (Unaudited)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic—2.5%
Bank of America NA, 0.40%, 8/21/09	$275,000	$275,000,000
Wachovia Bank NA, 1.00%, 8/04/09	175,150	175,150,000

Yankee—34.0% (a)
Banco Bilbao Vizcaya Argentaria SA, NY:
1.16%, 8/03/09	50,000	50,000,000
1.01%, 8/17/09	25,000	25,000,048
1.07%, 10/29/09	25,000	25,000,601
0.91%, 11/16/09	100,000	100,002,903
0.66%, 12/04/09	75,000	75,001,277
0.57%, 12/29/09	50,000	50,014,353
0.53%, 12/30/09	170,000	170,003,509
0.56%, 12/30/09	50,000	50,001,032
Bank of Montreal, Chicago, 0.25%, 9/22/09	50,000	50,000,000
Barclays Bank Plc, NY:
0.73%, 8/07/09	185,000	185,000,000
0.32%, 11/02/09	150,000	150,000,000
BNP Paribas, NY:
0.65%, 11/20/09	104,000	104,000,000
0.56%, 11/30/09	200,000	200,000,000
0.55%, 12/04/09	44,000	44,000,000
0.50%, 12/18/09	50,000	50,000,000
0.45%, 1/08/10	125,000	125,000,000
0.47%, 1/08/10	170,000	170,000,000
Canadian Imperial Bank of Commerce, NY, 0.45%, 8/10/09	100,000	100,000,000
Deutsche Bank AG, NY, 0.50%, 8/11/09	200,000	200,000,000
Dexia Credit Local SA, NY - GTD, 0.51%, 8/17/09 (b)	202,000	202,000,000
DnB NOR Bank ASA, NY:
0.76%, 11/23/09	40,000	40,007,428
0.67%, 12/10/09	112,000	112,000,000
0.51%, 12/28/09	100,000	100,000,000
Intesa SanPaolo SpA, NY:
0.90%, 8/31/09	27,000	27,000,000
0.61%, 11/23/09	50,000	50,000,000
0.60%, 12/11/09	75,000	75,000,000
0.56%, 12/16/09	75,000	75,000,000
0.50%, 12/29/09	50,000	50,000,000
Lloyds TSB Bank Plc, NY:
0.97%, 8/03/09	100,000	100,000,000
0.57%, 9/08/09	50,000	50,000,000
0.29%, 9/21/09	300,000	300,000,000
0.49%, 10/07/09	60,000	60,000,000
Mizuho Corporate Bank Ltd., NY, 0.65%, 8/06/09	106,700	106,700,000
National Australia Bank Ltd., NY, 0.32%, 8/20/09	100,000	100,000,472
Nordea Bank Finland Plc, NY, 0.25%, 9/22/09	300,000	300,000,000
Rabobank Nederland NV, NY:
0.85%, 8/03/09	165,000	165,000,000
0.35%, 8/14/09	100,000	99,999,999
0.32%, 11/16/09	100,000	100,000,000
0.50%, 11/30/09	85,000	85,000,000
Royal Bank of Scotland, CT:
0.63%, 9/18/09	80,000	80,001,021
0.63%, 9/30/09	150,000	150,000,000
0.48%, 11/03/09	150,000	150,000,000
Royal Bank of Scotland, NY, 0.50%, 10/13/09	175,000	175,000,000
San Paolo IMI SpA, NY, 0.75%, 11/13/09	50,000	50,000,000
Societe Generale, NY:
0.80%, 11/06/09	125,000	125,000,000
0.50%, 12/30/09	95,000	95,000,000
0.52%, 1/08/10	165,000	165,000,000
0.44%, 1/11/10	250,000	250,000,000
Svenska Handelsbanken, NY, 0.50%, 8/07/09	105,000	105,000,116

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (concluded)
Toronto Dominion Bank, NY, 0.44%, 9/15/09	$120,000	$120,000,713
UBS AG, Stamford:
0.74%, 9/02/09	25,000	25,000,000
0.60%, 10/08/09	125,000	125,000,000
0.58%, 11/02/09	250,000	250,000,000
0.57%, 11/03/09	100,000	100,000,000

Total Certificates of Deposit — 36.5%		6,535,883,472

Commercial Paper (c)

Atlantis One Funding Corp., 0.36%, 10/02/09	100,000	99,940,833
Barton Capital Corp.:
0.28%, 9/14/09	45,217	45,202,229
0.32%, 10/07/09	71,000	70,958,978
0.32%, 10/08/09	154,000	153,909,653
Cafco LLC:
0.33%, 8/27/09	250,000	249,945,000
0.29%, 9/14/09	78,000	77,973,610
CBA (Delaware) Finance, Inc.:
0.35%, 9/15/09	100,000	99,958,194
0.34%, 10/02/09	100,000	99,944,167
Ciesco LLC:
0.36%, 8/25/09	62,000	61,986,360
0.31%, 9/11/09	150,000	149,949,625
Citigroup Funding, Inc., 0.42%, 8/06/09	200,000	199,993,083
CRC Funding LLC, 0.30%, 9/18/09	125,000	124,952,882
Danske Corp. - GTD:
0.45%, 8/07/09	475,000	474,976,250
0.47%, 8/10/09	350,000	349,968,014
0.37%, 8/20/09	36,740	36,733,581
0.35%, 9/29/09	75,000	74,958,438
DnB NOR Bank ASA:
0.78%, 11/20/09	70,000	69,834,683
0.58%, 12/16/09	100,000	99,782,500
Falcon Asset Securitization Co. LLC, 0.28%, 9/08/09	60,000	59,983,200
Fortis Funding LLC, 0.58%, 10/06/09	150,000	149,845,333
Intesa Funding LLC, 0.40%, 1/29/10	280,000	279,443,111
JPMorgan Chase Funding, Inc.:
0.22%, 8/20/09	100,000	99,989,611
0.31%, 10/02/09	250,000	249,870,833
0.26%, 10/07/09	300,000	299,859,167
Jupiter Securitization Co. LLC:
0.30%, 10/07/09	50,000	49,972,917
0.31%, 10/08/09	100,000	99,943,167
Kitty Hawk Funding Corp., 0.30%, 9/14/09	292,522	292,419,617
National Australia Funding (Delaware), Inc., 0.33%, 9/14/09	150,000	149,942,250
Nordea NA, 0.24%, 8/19/09	50,000	49,994,667
Ranger Funding Co. LLC, 0.37%, 9/21/09	100,000	99,950,319
Royal Bank of Scotland Group Plc, 0.75%, 9/04/09	50,000	49,966,667
Santander Central Hispano Finance (Delaware), Inc.:
1.65%, 8/03/09	127,700	127,700,000
0.75%, 12/09/09	135,000	134,640,000
Scaldis Capital LLC:
0.70%, 8/03/09	50,000	50,000,000
0.62%, 8/26/09	100,000	99,960,389
Societe Generale NA, Inc., 0.51%, 12/14/09	100,000	99,813,431
Solitaire Funding LLC:
0.47%, 8/21/09	100,000	99,976,500
0.33%, 8/24/09	125,000	124,975,938
0.37%, 9/15/09	50,000	49,977,903

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value

Straight A Funding LLC, 0.43%, 8/10/09	$50,000	$49,995,819
UBS Finance (Delaware) LLC:
1.09%, 8/07/09	200,000	199,975,778
1.00%, 8/14/09	95,000	94,970,972
0.35%, 9/23/09	100,000	99,950,417

Total Commercial Paper — 31.9%		5,704,086,086

Corporate Notes

Bank of Montreal, Chicago, 0.80%, 10/05/09 (d)(e)	271,390	271,390,000
Citibank NA - FDIC GTD, 0.65%, 9/30/10 (d)	52,000	52,000,000
HSBC USA, Inc., 0.93%, 10/15/09 (d)	52,655	52,655,000
ING Bank NV, 0.98%, 8/24/09 (d)(e)	135,000	135,000,000
ING USA Global Funding Trust, 1.08%, 9/18/09 (d)	84,000	84,000,000
KBC Bank NV, 0.49%, 9/01/09 (b)	108,000	108,000,000
Lloyds TSB Group Plc, 1.29%, 8/07/09 (d)(e)	200,000	200,000,000
Nordea Bank AB, 0.87%, 10/23/09 (d)(e)	177,000	177,000,000
Rabobank Nederland NV, 0.26%, 10/07/09 (b)(e)	201,500	201,500,000

Total Corporate Notes — 7.2%		1,281,545,000

Funding Agreements (d)(f)

Hartford Life Insurance Co., 0.61%, 10/01/09 (d)	70,000	70,000,000
ING USA Annuity & Life Insurance Co., 1.10%, 9/23/09	120,000	120,000,000
MetLife Insurance Co. of Connecticut, 0.60%, 9/01/09	210,000	210,000,000
Transamerica Life Insurance Co., 0.70%, 10/02/09	125,000	125,000,000

Total Funding Agreements — 2.9%		525,000,000

Time Deposits

Citibank Nassau, 0.20%, 8/03/09	81,332	81,332,000

Total Time Deposits — 0.5%		81,332,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (c):
0.58%, 8/12/09	17,950	17,947,397
0.59%, 8/12/09	64,400	64,390,501
0.60%, 9/25/09	200,000	199,823,333
Fannie Mae Variable Rate Notes, 0.97%, 8/05/10 (d)	112,655	112,613,734
Federal Home Loan Bank Discount Notes, 0.50%, 10/19/09 (c)	46,725	46,675,030
Federal Home Loan Bank Variable Rate Notes (d):
0.20%, 8/13/09	269,770	269,769,186
0.22%, 8/13/09	82,700	82,700,000
0.73%, 2/05/10	114,760	114,760,000
0.82%, 2/26/10	119,005	119,005,000
0.39%, 7/09/10	180,640	180,606,220
0.50%, 10/08/10	113,000	112,959,829
Freddie Mac Discount Notes (c):
0.57%, 8/03/09	51,315	51,315,000
0.58%, 8/03/09	63,590	63,590,000
0.57%, 8/10/09	152,000	151,983,153
0.58%, 8/10/09	50,000	49,994,361
0.55%, 8/17/09	200,000	199,957,222
0.60%, 9/30/09	230,000	229,777,667
0.72%, 11/05/09	78,500	78,352,420
Freddie Mac Variable Rate Notes (d):
0.41%, 7/14/10	116,000	115,961,720
0.64%, 8/24/10	92,720	92,724,218

U.S. Government Sponsored Agency Obligations (concluded)	Par (000)	Value

0.63%, 9/03/10	$362,985	$362,906,086
0.36%, 2/14/11	427,075	426,971,422
0.90%, 5/05/11	225,000	224,880,923

Total U.S. Government Sponsored Agency Obligations — 18.8%		3,369,664,422

U.S. Treasury Obligations

U.S. Treasury Bills (c):
0.47%, 8/20/09	100,000	99,977,829
0.55%, 7/01/10	187,000	186,060,117
0.47%, 7/29/10	40,000	39,812,000

Total U.S. Treasury Obligations — 1.8%		325,849,946

Repurchase Agreements

Deutsche Bank Securities, Inc., 0.19%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $460,007,283, collateralized by Fannie Mae, 0.00% - 7.25% due 8/04/09 – 8/06/38, Federal Farm Credit Bank, 4.63% - 5.05% due 2/01/11 – 4/29/15, Federal Home Loan Bank, 0.00% - 5.63% due 11/02/09 – 6/11/21 and Freddie Mac, 1.63% - 5.50% due 3/01/10 – 7/18/16)	460,000	460,000,000
Deutsche Bank Securities, Inc., 0.20%, 8/03/09 (Purchased on 7/31/09 to be repurchased at $100,001,667, collateralized by US Treasury Notes, 2.50% due 7/15/16)	100,000	100,000,000

Total Repurchase Agreements — 3.1%		560,000,000

Total Investments (Cost — $18,383,360,926*) — 102.7%		18,383,360,926
Liabilities in Excess of Other Assets — (2.7)%		(494,116,667)

Net Assets — 100.0%		$17,889,244,259

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Variable rate security. Rate shown is interest rate as of report date.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Restricted securities as to resale, representing 2.9% of net assets, were as follows.

Issue	Acquisition Date	Cost	Value

Hartford Life Insurance Co., 0.61%, 10/01/09	7/28/06	$70,000,000	$70,000,000
ING USA Annuity & Life Insurance Co., 1.10%, 9/23/09	1/23/07	120,000,000	120,000,000
MetLife Insurance Co. of Connecticut, 0.60%, 9/01/09	8/31/07	210,000,000	210,000,000
Transamerica Life Insurance, Co., 0.70%, 10/02/09	3/22/07	125,000,000	125,000,000

Total		$525,000,000	$525,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009	2

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2[1]	$18,383,360,926
Level 3	—

Total	$18,383,360,926

[1] See above Schedule of Investments for values in each security type.

3	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2009

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 22, 2009